UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07660

Name of Fund: BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Massachusetts

            Tax-Exempt Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 02/28/2014

Item 1 – Report to Stockholders

FEBRUARY 28, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock Massachusetts Tax-Exempt Trust (MHE)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Quality Trust (BSE)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as easy monetary policy gave investors enough conviction to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were more volatile given uneven growth rates and more direct exposure to macro risks such as the banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world amid fears over slowing growth and debt problems.

Global financial markets were rattled in May when then-Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although autumn brought mixed events, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time reaffirmed its commitment to maintaining low short-term interest rates. Markets reacted positively, as the taper signaled the Fed’s perception of real improvement in the economy, and investors were finally relieved from the anxiety that had gripped them for quite some time.

The start of the new year brought another turn in sentiment, as heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. Although these headwinds persisted, equities were back on the rise in February thanks to positive developments in Washington, DC. For one, Congress extended the nation’s debt ceiling through mid-March 2015, thereby reducing some degree of fiscal uncertainty for the next year. Additionally, investors were encouraged by market-friendly comments in new Fed Chair Janet Yellen’s Congressional testimony, giving further assurance that short-term rates would remain low for a prolonged period.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also a key cause of investor uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended February 28. In contrast, emerging markets were weighed down by uneven growth, high levels of debt and severe currency weakness, in addition to the broader concern about reduced global liquidity. The anticipation of Fed tapering during 2013 pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While accommodative monetary policy was the main driver behind positive market performance over the period, it was also a key cause of investor uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2014
	6-month	12-month
US large cap equities (S&P 500® Index)	15.07%	25.37%
US small cap equities (Russell 2000® Index)	17.75	31.56
International equities (MSCI Europe, Australasia, Far East Index)	15.01	19.28
Emerging market equities (MSCI Emerging Markets Index)	4.77	(6.01)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	2.61	(3.65)
US investment grade bonds (Barclays US Aggregate Bond Index)	2.84	0.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	6.08	(0.27)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.46	8.36
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the Reporting Period Ended February 28, 2014

Municipal Market Conditions

In the earlier months of 2013, municipal bond supply was met with robust demand as investors were starved for yield in the low-rate, low-return environment and seeking tax-exempt investments in light of higher US tax rates that became effective at the turn of the year. Investors moved into municipal bond mutual funds, favoring long-duration and high-yield funds as they tend to provide higher levels of income.

However, market conditions turned less favorable in May when the US Federal Reserve initially mentioned the eventual reduction of its bond-buying stimulus program (which ultimately took effect in January 2014). Further signals from the Fed alluding to a retrenchment of asset purchases led to rising interest rates and waning municipal bond performance in June. (Bond prices fall as rates rise.) Municipal bond mutual funds saw strong outflows in the last six months of 2013, before investors again sought the relative safety of the asset class in the new year. For the 12-month period ended February 28, 2014, net outflows were approximately $64 billion (based on data from the Investment Company Institute).

High levels of interest rate volatility resulted in a sharp curtailment of tax-exempt issuance in May through the end of the period. However, from a historical perspective, total new issuance for the 12 months ended February 28, 2014 remained relatively strong at $315 billion (but meaningfully lower than the $387 billion issued in the prior 12-month period). A significant portion of new supply during this period was attributable to refinancing activity (roughly 40%) as issuers took advantage of lower interest rates to reduce their borrowing costs.

S&P Municipal Bond Index
Total Returns as of February 28, 2014
6 months : 6.08%
12 months : (0.27)%

A Closer Look at Yields

From February 28, 2013 to February 28, 2014, muni yields increased by 81 basis points (“bps”) from 2.91% to 3.72% on AAA-rated 30-year municipal bonds, while increasing 59 bps from 1.81% to 2.40% on 10-year bonds and rising another 23 bps from 0.77% to 1.00% on 5-year issues (as measured by Thomson Municipal Market Data). Overall, the municipal yield curve remained relatively steep over the 12-month period as the spread between 2- and 30-year maturities widened by 86 bps and the spread between 2- and 10-year maturities widened by 64 bps.

During the same time period, US Treasury rates rose by 49 bps on 30-year and 77 bps on 10-year bonds, while moving up 74 bps in 5-years. Accordingly, tax-exempt municipal bonds underperformed Treasuries on the long end of the yield curve as investors sought to reduce interest rate risk later in the period. On the short end of the curve, the outperformance of municipal bonds versus Treasuries was driven largely by a supply/demand imbalance within the municipal market and a rotation from long-duration assets (which are more sensitive to interest rate movements) into short- and intermediate-duration investments (which are less sensitive to interest rate movements). Additionally, municipal bonds benefited from the increased appeal of tax-exempt investing in the new higher tax rate environment. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise. The municipal market continues to be an attractive avenue for investors seeking yield in today’s environment, particularly as the recent correction has restored value in the market and placed yields at levels not obtainable since early 2011. However, opportunities have not been as broad-based as in 2011 and 2012, warranting a more tactical approach going forward.

Financial Conditions of Municipal Issuers Continue to Improve

Following an extended period of nation-wide austerity and de-leveraging as states sought to balance their budgets, 15 consecutive quarters of positive revenue growth coupled with the elimination of more than 750,000 jobs in recent years have put state and local governments in a better financial position. Many local municipalities, however, continue to face increased health care and pension costs passed down from the state level. BlackRock maintains the view that municipal bond defaults will be minimal and remain in the periphery, and that the overall market is fundamentally sound. We continue to recognize that careful credit research, appropriate structure and security selection remain imperative amid uncertainty in this tepid economic environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and net asset value (“NAV”) of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which will be based on short-term interest rates, will normally be lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s shareholders will benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Trust’s costs of leverage are significantly lower than the income earned on the Trust’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trust’s return on assets purchased with leverage proceeds, income to shareholders will be lower than if the Trust had not used leverage. Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trust’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.

Leverage also will generally cause greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the net asset value and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, the Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit the Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trust will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

To obtain leverage, each Trust has issued Variable Rate Demand Preferred Shares (“VRDP Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOBs”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940 (the “1940 Act”), each Trust is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instrument or by rating agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Trust can realize on an investment, may result in lower dividends paid to shareholders and/or may cause a Trust to hold an investment that it might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	5

Trust Summary as of February 28, 2014	BlackRock Maryland Municipal Bond Trust

Trust Overview

BlackRock Maryland Municipal Bond Trust’s (BZM) (the “Trust”) investment objective is to provide current income exempt from regular federal income taxes and Maryland personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Maryland personal income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six month period ended February 28, 2014, the Trust returned 8.73% based on market price and 11.13% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 8.34% based on market price and 10.35% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

The Trust’s duration exposure (sensitivity to interest rate movements) was the largest contributor to performance as municipal interest rates fell significantly during the period. (Bond prices rise as rates fall.) Additionally, the Trust’s credit exposure had a positive impact on results as spreads tightened during the period amid seasonably low supply while investors remained focused on yield and income strategies.

•	Conversely, the use of US Treasury futures to protect the Trust against interest rate increases detracted from returns, although the impact was minimal.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange (“NYSE”) MKT	BZM
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2014 ($13.37)[1]	5.61%
Tax Equivalent Yield[2]	10.52%
Current Monthly Distribution per Common Share[3]	$0.0625
Current Annualized Distribution per Common Share[3]	$0.7500
Economic Leverage as of February 28, 2014[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 46.65%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The monthly distribution per common share, declared on March 3, 2014, was decreased to $0.0595 per share. The yield on closing market price, current monthly distribution per common share and current annualized distribution per common share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock Maryland Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$13.37	$12.66	5.61%	$13.67	$11.86
Net Asset Value	$14.39	$13.33	7.95%	$14.39	$13.22

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Sector Allocation	2/28/14	8/31/13
Education	21%	17%
Transportation	19	19
Health	19	17
County/City/Special District/School District	16	16
Housing	15	15
Utilities	7	12
Corporate	2	1
State	1	3
Credit Quality Allocation[1]	2/28/14	8/31/13
AAA/Aaa	15%	15%
AA/Aa	39	40
A	22	20
BBB/Baa	10	11
BB/Ba	1	1
Not Rated[2]	13	13

[1]	Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2014 and August 31, 2013, the market value of these securities was $1,070,400 and $1,029,490, each representing 2%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2014	7%
2015	3
2016	—
2017	3
2018	9

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	7

Trust Summary as of February 28, 2014	BlackRock Massachusetts Tax-Exempt Trust

Trust Overview

BlackRock Massachusetts Tax-Exempt Trust’s (MHE) (the “Trust”) investment objective is to provide as high a level of current income exempt from both regular federal income taxes and Massachusetts personal income taxes as is consistent with the preservation of shareholders’ capital. The Trust seeks to achieve its investment objective by investing primarily in Massachusetts tax-exempt obligations (including bonds, notes and capital lease obligations). The Trust invests, under normal market conditions, at least 80% of its assets in obligations that are rated investment grade at the time of investment. Under normal market conditions, the Trust invests its assets so that at least 80% of the income generated by the Trust is exempt from federal income taxes, including federal alternative minimum tax, and Massachusetts personal income taxes. The Trust invests primarily in long term municipal obligations with maturities of more than ten years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six month period ended February 28, 2014, the Trust returned 8.86% based on market price and 11.50% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 8.34% based on market price and 10.35% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

As the municipal yield curve flattened during the period (i.e., rates on longer-dated bonds fell more than rates on shorter-dated securities), the Trust’s longer-dated holdings in health, transportation and education contributed positively to performance as these bonds experienced strong price appreciation. (Bond prices rise when rates fall.)

•	Conversely, the use of US Treasury futures to protect the Trust against interest rate increases detracted from returns, although the impact was minimal.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE MKT	MHE
Initial Offering Date	July 23, 1993
Yield on Closing Market Price as of February 28, 2014 ($12.57)[1]	5.97%
Tax Equivalent Yield[2]	11.13%
Current Monthly Distribution per Common Share[3]	$0.0625
Current Annualized Distribution per Common Share[3]	$0.7500
Economic Leverage as of February 28, 2014[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 46.37%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock Massachusetts Tax-Exempt Trust

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$12.57	$11.91	5.54%	$12.90	$11.35
Net Asset Value	$13.34	$12.34	8.10%	$13.34	$12.22

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Sector Allocation	2/28/14	8/31/13
Education	48%	53%
Health	16	21
State	13	16
Transportation	13	4
Housing	8	6
County/City/Special District/School District	2	—

Credit Quality Allocation[1]	2/28/14	8/31/13
AAA/Aaa	10%	7%
AA/Aa	50	52
A	31	32
BBB/Baa	9	9

[1]	Using the higher of S&P’s or Moody’s ratings.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2014	2%
2015	11
2016	2
2017	12
2018	6

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	9

Trust Summary as of February 28, 2014	BlackRock MuniHoldings New York Quality Fund, Inc.

Trust Overview

BlackRock MuniHoldings New York Quality Fund, Inc.’s (MHN) (the “Trust”) investment objective is to provide shareholders with current income exempt from federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in investment grade New York municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes (“New York Municipal Bonds”), except at times when, in the judgment of its investment adviser, New York Municipal Bonds of sufficient quality and quantity are unavailable for investment by the Trust. At all times, however, except during temporary defensive periods, the Trust invests at least 65% of its assets in New York Municipal Bonds. The Trust invests, under normal market conditions, at least 80% of its assets in municipal obligations with remaining maturities of one year or more. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six month period ended February 28, 2014, the Trust returned 8.36% based market price and 11.81% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 8.99% based on market price and 10.07% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

As tax-exempt rates declined over the period, the Trust’s longer-duration (higher sensitivity to interest rate movements) and longer-dated bond holdings tended to provide the largest returns. (Bond prices rise when rates fall.) In this environment, the Trust’s transportation, health and corporate holdings contributed positively to performance as these were among the better performing sectors. Exposure to lower-coupon and zero-coupon bonds also drove returns as they had strong price performance due to their relatively long durations for their respective maturities. The Trust’s significant exposure to high-quality issues had a positive impact on results as the market’s strongest performance during the period was concentrated in this quality segment. Additionally, the Trust benefited from income generated from coupon payments on its municipal bond holdings. The use of leverage allowed the Trust to enhance its level of income.

•

The Trust’s exposure to Puerto Rico government-related credits, although limited, was a detractor from results as credit spreads on these bonds widened materially due to investors’ lack of confidence and a weak local economy. The Trust sold its exposure to these deteriorating securities early in the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	MHN
Initial Offering Date	September 19, 1997
Yield on Closing Market Price as of February 28, 2014 ($13.24)[1]	6.44%
Tax Equivalent Yield[2]	13.05%
Current Monthly Distribution per Common Share[3]	$0.071
Current Annualized Distribution per Common Share[3]	$0.852
Economic Leverage as of February 28, 2014[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.67%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock MuniHoldings New York Quality Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$13.24	$12.65	4.66%	$13.31	$12.00
Net Asset Value	$14.19	$13.14	7.99%	$14.19	$13.00

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Sector Allocation	2/28/14	8/31/13
County/City/Special District/School District	26%	27%
Transportation	24	25
Education	18	17
State	10	11
Utilities	10	7
Health	6	6
Housing	4	5
Corporate	2	2
Credit Quality Allocation[1]	2/28/14	8/31/13
AAA/Aaa	14%	15%
AA/Aa	50	47
A	32	33
BBB/Baa	2	3
BB/Ba	1	1
Not Rated[2]	1	1

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2014 and August 31, 2013, the market value of these securities was $1,043,920 and $2,043,158, each representing less than 1%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2014	11%
2015	10
2016	6
2017	11
2018	9

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	11

Trust Summary as of February 28, 2014	BlackRock New Jersey Municipal Bond Trust

Trust Overview

BlackRock New Jersey Municipal Bond Trust’s (BLJ) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and New Jersey gross income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey gross income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six month period ended February 28, 2014, the Trust returned 6.02% based on market price and 12.12% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of 8.34% based on market price and 11.24% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

As the municipal yield curve flattened during the period (i.e., rates on longer-dated bonds fell more than rates on shorter-dated securities), the Trust’s longer-dated holdings in tax development districts, health, education and transportation contributed positively to performance as these bonds experienced strong price appreciation. (Bond prices rise when rates fall.)

•	Conversely, the use of US Treasury futures to protect the Trust against interest rate increases detracted from returns, although the impact was minimal.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE MKT	BLJ
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2014 ($13.89)[1]	6.44%
Tax Equivalent Yield[2]	12.50%
Current Monthly Distribution per Common Share[3]	$0.0745
Current Annualized Distribution per Common Share[3]	$0.8940
Economic Leverage as of February 28, 2014[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 48.48%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock New Jersey Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$13.89	$13.54	2.58%	$14.03	$12.88
Net Asset Value	$15.33	$14.13	8.49%	$15.33	$13.99

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Sector Allocation	2/28/14	8/31/13
Transportation	25%	23%
State	22	19
Education	15	18
County/City/Special District/School District	15	14
Health	9	9
Corporate	8	9
Housing	6	7
Utilities	—	1
Credit Quality Allocation[1]	2/28/14	8/31/13
AAA/Aaa	8%	9%
AA/Aa	39	38
A	33	36
BBB/Baa	7	6
BB/Ba	5	4
B	4	4
Not Rated[2]	4	3

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2014 and August 31, 2013, the market value of these securities was $1,596,426 and $980,770, each representing 2%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2014	6%
2015	—
2016	1
2017	2
2018	13

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	13

Trust Summary as of February 28, 2014	BlackRock New York Municipal Bond Trust

Trust Overview

BlackRock New York Municipal Bond Trust’s (BQH) (the “Trust”) investment objective is to provide current income exempt from regular federal income taxes and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six month period ended February 28, 2014, the Trust returned 9.51% based market price and 13.35% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 8.99% based on market price and 10.07% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

As tax-exempt rates declined over the period, the Trust’s longer-duration (higher sensitivity to interest rate movements) and longer-dated bond holdings tended to provide the largest returns. (Bond prices rise when rates fall.) In this environment, the Trust’s transportation, health and corporate holdings contributed positively to performance as these were among the better performing sectors. Exposure to lower-coupon and zero-coupon bonds also drove returns as they had strong price performance due to their relatively long durations for their respective maturities. The Trust’s significant exposure to high-quality issues had a positive impact on results as the market’s strongest performance during the period was concentrated in this quality segment. Additionally, the Trust benefited from income generated from coupon payments on its municipal bond holdings. The use of leverage allowed the Trust to enhance its level of income.

•

The Trust’s exposure to Puerto Rico government-related credits, although limited, was a detractor from results as credit spreads on these bonds widened materially due to investors’ lack of confidence and a weak local economy. The Trust sold its exposure to these deteriorating securities early in the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BQH
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2014 ($13.22)[1]	6.04%
Tax Equivalent Yield[2]	12.24%
Current Monthly Distribution per Common Share[3]	$0.0665
Current Annualized Distribution per Common Share[3]	$0.7980
Economic Leverage as of February 28, 2014[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.67%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock New York Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$13.22	$12.45	6.18%	$13.29	$12.09
Net Asset Value	$14.64	$13.32	9.91%	$14.64	$13.19

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Sector Allocation	2/28/14	8/31/13
County/City/Special District/School District	25%	28%
Education	21	21
Health	14	14
Transportation	13	10
Utilities	9	8
Corporate	8	10
Housing	5	5
State	5	4
Credit Quality Allocation[1]	2/28/14	8/31/13
AAA/Aaa	12%	14%
AA/Aa	37	37
A	32	31
BBB/Baa	7	8
BB/Ba	3	2
Not Rated[2]	9	8

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2014 and August 31, 2013, the market value of these securities was $1,581,084, representing 2%, and $487,168, representing 1%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2014	6%
2015	2
2016	4
2017	8
2018	4

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	15

Trust Summary as of February 28, 2014	BlackRock New York Municipal Income Quality Trust

Trust Overview

BlackRock New York Municipal Income Quality Trust’s (BSE) (the “Trust”) investment objective is to provide current income exempt from federal income tax, including the alternative minimum tax, and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (including the alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests primarily in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six month period ended February 28, 2014, the Trust returned 8.78% based market price and 12.08% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 8.99% based on market price and 10.07% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

As tax-exempt rates declined over the period, the Trust’s longer-duration (higher sensitivity to interest rate movements) and longer-dated bond holdings tended to provide the largest returns. (Bond prices rise when rates fall.) In this environment, the Trust’s transportation, health and corporate holdings contributed positively to performance as these were among the better performing sectors. Exposure to lower-coupon and zero-coupon bonds also drove returns as they had strong price performance due to their relatively long durations for their respective maturities. The Trust’s significant exposure to high-quality issues had a positive impact on results as the market’s strongest performance during the period was concentrated in this quality segment. Additionally, the Trust benefited from income generated from coupon payments on its municipal bond holdings. The use of leverage allowed the Trust to enhance its level of income.

•

The Trust’s exposure to Puerto Rico government-related credits, although limited, was a detractor from results as credit spreads on these bonds widened materially due to investors’ lack of confidence and a weak local economy. The Trust sold its exposure to these deteriorating securities early in the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BSE
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2014 ($12.70)[1]	5.91%
Tax Equivalent Yield[2]	11.98%
Current Monthly Distribution per Common Share[3]	$0.0625
Current Annualized Distribution per Common Share[3]	$0.7500
Economic Leverage as of February 28, 2014[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.67%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock New York Municipal Income Quality Trust

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$12.70	$12.05	5.39%	$12.81	$11.58
Net Asset Value	$14.03	$12.92	8.59%	$14.03	$12.77

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Sector Allocation	2/28/14	8/31/13
Education	24%	23%
County/City/Special District/School District	23	28
Transportation	19	19
Utilities	13	11
Health	10	9
State	8	8
Housing	2	1
Corporate	1	1

Credit Quality Allocation[1]	2/28/14	8/31/13
AAA/Aaa	17%	15%
AA/Aa	45	50
A	29	28
BBB/Baa	3	3
BB/Ba	—	2
B	2	—
Not Rated[2]	4	2

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2014 and August 31, 2013, the market value of these securities was $1,565,880, representing 1%, and $3,000,060, representing 2%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2014	11%
2015	5
2016	1
2017	9
2018	8

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	17

Trust Summary as of February 28, 2014	BlackRock New York Municipal Income Trust II

Trust Overview

BlackRock New York Municipal Income Trust II’s (BFY) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six month period ended February 28, 2014, the Trust returned 10.19% based market price and 13.02% based on NAV. For the same period, the closed-end Lipper New York Municipal Debt Funds category posted an average return of 8.99% based on market price and 10.07% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

As tax-exempt rates declined over the period, the Trust’s longer-duration (higher sensitivity to interest rate movements) and longer-dated bond holdings tended to provide the largest returns. (Bond prices rise when rates fall.) In this environment, the Trust’s transportation, health and corporate holdings contributed positively to performance as these were among the better performing sectors. Exposure to lower-coupon and zero-coupon bonds also drove returns as they had strong price performance due to their relatively long durations for their respective maturities. The Trust’s significant exposure to high-quality issues had a positive impact on results as the market’s strongest performance during the period was concentrated in this quality segment. Additionally, the Trust benefited from income generated from coupon payments on its municipal bond holdings. The use of leverage allowed the Trust to enhance its level of income.

•

The Trust’s exposure to Puerto Rico government-related credits, although limited, was a detractor from results as credit spreads on these bonds widened materially due to investors’ lack of confidence and a weak local economy. The Trust sold its exposure to these deteriorating securities early in the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE MKT	BFY
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2014 ($13.40)[1]	6.27%
Tax Equivalent Yield[2]	12.71%
Current Monthly Distribution per Common Share[3]	$0.07
Current Annualized Distribution per Common Share[3]	$0.84
Economic Leverage as of February 28, 2014[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.67%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock New York Municipal Income Trust II

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$13.40	$12.56	6.69%	$13.53	$12.16
Net Asset Value	$14.62	$13.36	9.43%	$14.62	$13.23

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Sector Allocation	2/28/14	8/31/13
County/City/Special District/School District	23%	23%
Education	15	13
Health	15	18
Transportation	14	11
Utilities	9	8
State	9	10
Corporate	9	10
Housing	6	7

Credit Quality Allocation[1]	2/28/14	8/31/13
AAA/Aaa	16%	13%
AA/Aa	32	33
A	36	34
BBB/Baa	6	7
BB/Ba	2	4
Not Rated[2]	8	9

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2014 and August 31, 2013, the market value of these securities was $3,825,909, representing 3%, and $4,256,744, representing 4%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2014	4%
2015	6
2016	5
2017	10
2018	4

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	19

Trust Summary as of February 28, 2014	BlackRock Virginia Municipal Bond Trust

Trust Overview

BlackRock Virginia Municipal Bond Trust’s (BHV) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and Virginia personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Virginia personal income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance
•

For the six month period ended February 28, 2014, the Trust returned 10.09% based on market price and 11.56% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 8.34% based on market price and 10.35% based on NAV. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

•

The Trust’s duration exposure (sensitivity to interest rate movements) was the largest contributor to performance as municipal interest rates fell significantly during the period. (Bond prices rise as rates fall.) Additionally, the Trust’s credit exposure had a positive impact on results as spreads tightened during the period amid seasonably low supply while investors remained focused on yield and income strategies.

•

Conversely, the use of US Treasury futures to protect the Trust against interest rate increases detracted from returns, although the impact was minimal. The persistently low interest rate environment exposed the Trust to reinvestment rate risk as it had to reinvest cash that resulted from bond calls and maturities at yields well below where these bonds were originally held. This resulted in a reduction to the income component of the Trust.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE MKT	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2014 ($15.94)[1]	5.38%
Tax Equivalent Yield[2]	10.08%
Current Monthly Distribution per Common Share[3]	$0.0715
Current Annualized Distribution per Common Share[3]	$0.8580
Economic Leverage as of February 28, 2014[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 46.65%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock Virginia Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$15.94	$14.91	6.91%	$16.95	$14.15
Net Asset Value	$15.20	$14.03	8.34%	$15.20	$13.92

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Long-Term Investments

Sector Allocation	2/28/14	8/31/13
Health	20%	20%
Education	19	18
County/City/Special District/School District	16	9
Transportation	16	15
Housing	11	12
State	7	9
Utilities	6	9
Corporate	5	8

Credit Quality Allocation[1]	2/28/14	8/31/13
AAA/Aaa	20%	20%
AA/Aa	51	45
A	11	15
BBB/Baa	7	7
Not Rated[2]	11	13

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of February 28, 2014 and August 31, 2013, the market value of these securities was $2,697,020 and $2,638,768, each representing 7%, respectively, of the Trust’s long-term investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2014	3%
2015	—
2016	1
2017	4
2018	20

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	21

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 129.9%
Corporate — 2.8%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	$500	$527,425
Potomac Electric Power Co., 6.20%, 9/01/22	250	295,883

		823,308
County/City/Special District/School District — 25.3%
City of Annapolis Maryland, Tax Allocation, Park Place Project, Series A, 5.35%, 1/01/15 (a)	475	500,175
City of Baltimore Maryland, RB, Special Tax, Harborview Lot No. 2, 6.50%, 7/01/31	960	967,526
County of Anne Arundel Maryland Consolidated Special Taxing District, Refunding, Special Tax, The Villages of Dorchester and Farmington Project, 5.00%, 7/01/32	500	536,615
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	250	260,828
County of Montgomery Maryland, GO, Refunding, Consolidated Public Improvement, Series A, 5.00%, 7/01/26	400	463,124
County of Prince George’s Maryland, SO, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,500	1,502,415
State of Maryland, GO, Refunding, State & Local Facilities Loan, Third Series C, 5.00%, 11/01/20	500	607,010
State of Maryland, GO, State & Local Facilities Loan:
1st Series B, 5.00%, 3/15/22	250	288,190
2nd Series B, 3.00%, 8/01/27	2,425	2,418,331

		7,544,214
Education — 31.6%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 9/01/27	510	528,748
3.25%, 9/01/28	360	339,055
Maryland EDC, Refunding RB, University Village at Sheppard Pratt, 5.00%, 7/01/33	1,000	1,009,440
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Goucher College, Series A, 5.00%, 7/01/34	1,000	1,057,920
Johns Hopkins University Project, Series A, 5.00%, 7/01/27	1,000	1,152,980
Municipal Bonds	Par (000)	Value
Maryland (continued)
Education (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (concluded):
Johns Hopkins University Project, Series A, 4.00%, 7/01/37	$500	$507,430
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	944,163
Maryland Institute College of Art, 5.00%, 6/01/29	500	527,640
Notre Dame Maryland University, 5.00%, 10/01/42	500	505,195
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/35	1,000	1,025,450
University System of Maryland, RB, Auxiliary Facility and Tuition, Series A, 5.00%, 4/01/24	1,000	1,217,020
University System of Maryland, Refunding RB, Series D, 5.00%, 10/01/21	500	604,665

		9,419,706
Health — 28.6%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	272,135
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	550	472,967
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,041,010
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,000	1,033,530
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 7/01/27	500	542,900
Anne Arundel Health System, 5.00%, 7/01/40	1,000	1,027,270
Charlestown Community Project, 6.25%, 1/01/41	1,000	1,070,400
Frederick Memorial Hospital, Series A, 4.00%, 7/01/38	1,250	1,044,150
University of Maryland Medical System, 5.13%, 7/01/39	1,000	1,026,460
University of Maryland Medical System, Series A, 5.00%, 7/01/43	1,000	1,018,370

		8,549,192

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	HFA	Housing Finance Agency
	AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
	AMBAC	American Municipal Bond Assurance Corp.	IBC	Insured Bond Certificates
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	ARB	Airport Revenue Bonds	LRB	Lease Revenue Bonds
	BARB	Building Aid Revenue Bonds	M/F	Multi-Family
	BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
	BOCES	Board of Cooperative Educational Services	PILOT	Payment in Lieu of Taxes
	CAB	Capital Appreciation Bonds	Radian	Radian Guaranty, Inc.
	CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
	COP	Certificates of Participation	S/F	Single Family
	EDA	Economic Development Authority	SBPA	Stand-by Bond Purchase Agreements
	EDC	Economic Development Corp.	SO	Special Obligation
	ERB	Education Revenue Bonds	SONYMA	State of New York Mortgage Agency
	FHA	Federal Housing Administration	Syncora	Syncora Guarantee
	GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
	HDA	Housing Development Authority

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Housing — 15.3%
Maryland Community Development Administration, HRB:
Series A, 4.05%, 7/01/42	$1,220	$1,145,519
Series H, AMT, 5.10%, 9/01/37	1,000	1,012,490
Maryland Community Development Administration, RB, Residential:
Series A, 5.05%, 9/01/39	500	513,570
Series B, 4.75%, 9/01/39	150	152,248
Maryland Community Development Administration, Refunding RB, Residential, Series B, 5.25%, 9/01/35	1,690	1,754,271

		4,578,098
Transportation — 15.3%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	513,490
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	513,490
Maryland State Department of Transportation, RB, Consolidated, 4.00%, 5/15/22	1,000	1,088,050
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 6/01/29	1,925	1,941,632
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/23	445	507,620

		4,564,282
Utilities — 11.0%
City of Baltimore Maryland, RB:
Wastewater Project, Series C, 5.00%, 7/01/38	1,000	1,087,430
Water Project, Series A, 5.00%, 7/01/43	1,000	1,078,110
County of Montgomery Maryland, RB, Water Quality Protection Charge, Series A:
5.00%, 4/01/31	500	561,460
5.00%, 4/01/32	500	555,710

		3,282,710
Total Municipal Bonds in Maryland		38,761,510

District of Columbia — 3.6%
Transportation — 3.6%
Washington Metropolitan Area Transit Authority, Refunding RB, Series A, 5.13%, 7/01/32	1,000	1,073,960
Municipal Bonds	Par (000)	Value
Guam — 2.3%
State — 2.3%
Territory of Guam, RB, Series A:
Business Privilege Tax Bonds, 5.13%, 1/01/42	$250	$253,610
Limited Obligation Bonds, Section 30, 5.63%, 12/01/29	410	434,633

		688,243
Total Municipal Bonds in Guam		688,243

Multi-State — 6.9%
Housing — 6.9%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (b)(c)	2,000	2,079,060
Total Municipal Bonds — 142.7%		42,602,773

Municipal Bonds Transferred to Tender Option Bond Trusts (d) — 10.8%
Maryland — 10.8%
Transportation — 10.8%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	3,000	3,214,710
Total Long-Term Investments (Cost — $45,480,145) — 153.5%		45,817,483

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (e)(f)	1,042,343	1,042,343
Total Short-Term Securities (Cost — $1,042,343) — 3.5%		1,042,343
Total Investments (Cost — $46,522,488) — 157.0%		46,859,826
Other Assets Less Liabilities — 1.6%		487,315
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.0%)		(1,500,257)
VRDP Shares, at Liquidation Value — (53.6%)		(16,000,000)

Net Assets Applicable to Common Shares — 100.0%		$29,846,884

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(d)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(e)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
FFI Institutional Tax-Exempt Fund	421,659	620,684	1,042,343	$214

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	23

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

(f)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(30)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$3,735,938	$(6,717)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$45,817,483	—	$45,817,483
Short-Term Securities	$1,042,343	—	—	1,042,343

Total	$1,042,343	$45,817,483	—	$46,859,826

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(6,717)	—	—	$(6,717)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$12,001	—	—	$12,001
Cash pledged for financial futures contracts	47,000	—	—	47,000
Liabilities:
TOB trust certificates	—	$(1,500,000)	—	(1,500,000)
VRDP Shares	—	(16,000,000)	—	(16,000,000)

Total	$59,001	$(17,500,000)	—	$(17,440,999)

There were no transfers between levels during the six months ended February 28, 2014.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 154.2%
County/City/Special District/School District — 3.6%
Town of Holyoke Massachusetts, GO, Refunding, 5.00%, 9/01/26	$1,000	$1,143,810
Education — 74.6%
Massachusetts Development Finance Agency, RB:
Boston University, Series T-1 (AMBAC), 5.00%, 10/01/39	1,000	1,041,300
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	250	274,447
Mount Holyoke College, Series B, 5.00%, 7/01/41	500	523,090
Smith College, 5.00%, 7/01/35	2,000	2,091,800
Wellesley College, Series J, 5.00%, 7/01/42	1,950	2,098,512
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 1/01/42	650	751,543
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,609,035
Clark University (Syncora), 5.13%, 10/01/35	500	523,985
Emerson College, Series A, 5.00%, 1/01/40	200	200,790
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,811,462
Wheelock College, Series C, 5.25%, 10/01/37	1,000	1,008,080
Williston Northampton School Project (Syncora), 5.00%, 10/01/25	500	507,715
Worcester Polytechnic Institute (NPFGC), 5.00%, 9/01/27	1,985	2,158,350
Massachusetts Health & Educational Facilities Authority, RB:
Northeastern University, Series R, 5.00%, 10/01/33	225	240,145
Tufts University, Series O, 5.38%, 8/15/38	1,000	1,113,460
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Berklee College of Music, Series A, 5.00%, 10/01/37	1,000	1,057,170
Harvard University, Series A, 5.50%, 11/15/36	100	113,080
Harvard University, Series B, 5.00%, 10/01/38	400	437,996
Northeastern University, Series T-1, 5.00%, 10/01/31	950	1,019,179
Northeastern University, Series T-2, 5.00%, 10/01/32	500	533,410
Springfield College, 5.63%, 10/15/40	500	525,645
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,228,730
Massachusetts State College Building Authority, RB, Series A (AMBAC), 5.00%, 5/01/16 (a)	1,000	1,101,580
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 5/01/39	825	988,812
University of Massachusetts Building Authority, RB, Senior-Series 2, 5.00%, 11/01/39	500	537,455

		23,496,771
Health — 25.0%
Massachusetts Development Finance Agency, RB, First Mortgage, Edgecombe Project, Series A, 6.75%, 7/01/21	730	731,650
Massachusetts Development Finance Agency, Refunding RB:
Carleton-Willard Village, 5.63%, 12/01/30	500	526,665
Partners Healthcare System, Series L, 5.00%, 7/01/36	1,000	1,061,720
Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	240	217,944
Massachusetts Health & Educational Facilities Authority, RB:
Cape Cod Healthcare Obligated Group, Series D (AGC), 5.00%, 11/15/31	1,000	1,042,270
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Health (concluded)
Massachusetts Health & Educational Facilities Authority, RB (concluded):
Caregroup, Series E-1, 5.00%, 7/01/28	$500	$516,900
Children’s Hospital, Series M, 5.25%, 12/01/39	600	624,414
Children’s Hospital, Series M, 5.50%, 12/01/39	500	555,345
Lahey Clinic Medical Center, Series D, 5.25%, 8/15/37	1,000	1,037,090
Southcoast Health Obligation Group, Series D, 5.00%, 7/01/39	500	510,535
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, Series H, 5.25%, 7/01/38	1,000	1,039,800

		7,864,333
Housing — 11.7%
Massachusetts HFA, RB, M/F Housing, Series A (FHA), 5.25%, 12/01/35	185	195,060
Massachusetts HFA, Refunding RB, AMT:
Series C, 5.00%, 12/01/30	490	501,054
Series C, 5.35%, 12/01/42	2,000	2,029,540
Series F, 5.70%, 6/01/40	915	946,440

		3,672,094
State — 20.1%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 7/01/29	730	878,686
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior, Series A, 5.00%, 5/15/43	500	538,990
Senior Series B, 5.00%, 10/15/41	1,000	1,074,680
Series A (AGM), 5.00%, 8/15/15 (a)	1,000	1,070,210
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	2,500	2,787,725

		6,350,291
Transportation — 19.2%
Commonwealth of Massachusetts, RB, Series A, 5.00%, 6/15/27	1,000	1,150,800
Commonwealth of Massachusetts, Refunding RB, Series A, 5.00%, 6/01/38	500	545,670
Massachusetts Department of Transportation, Refunding RB, Senior Series B:
5.00%, 1/01/32	1,120	1,190,370
5.00%, 1/01/37	1,000	1,043,640
Massachusetts Port Authority, RB, Series A, AMT, 5.00%, 7/01/42	1,000	1,038,630
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	1,000	1,087,410

		6,056,520
Total Municipal Bonds (Cost — 46,390,437) — 154.2%		48,583,819

Short-Term Securities
Municipal Bonds — 2.5%
Commonwealth of Massachusetts, GO, Series A, VRDN, 0.03%, 3/11/14 (b)	300	300,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System, Series P2 (JPMorgan NA SBPA), 0.03%, 3/03/14 (b)	500	500,000
Total Municipal Bonds — 2.5%		800,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	25

Schedule of Investments (continued)	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Money Market — 0.0%	Shares	Value
BIF Massachusetts Municipal Money Fund, 0.00% (c)(d)	5	$5
Total Short-Term Securities (Cost — $800,005) — 2.5%		800,005
Total Investments (Cost — $47,190,442) — 156.7%		49,383,824
Other Assets Less Liabilities — 2.0%		625,168
VRDP Shares, at Liquidation Value — (58.7%)		(18,500,000)

Net Assets Applicable to Common Shares — 100.0%		$31,508,992

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BIF Massachusetts Municipal Money Fund	5	—	5	—

(d)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(29)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$3,611,406	$(6,493)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$48,583,819	—	$48,583,819
Short-Term Securities	$5	800,000	—	800,005

Total	$5	$49,383,819	—	$49,383,824

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(6,493)	—	—	$(6,493)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (concluded)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$41,192	—	—	$41,192
Cash pledged for financial futures contracts	45,000	—	—	45,000
Liabilities:
VRDP Shares	—	$(18,500,000)	—	(18,500,000)

Total	$86,192	$(18,500,000)	—	$(18,413,808)

There were no transfers between levels during the six months ended February 28, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	27

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock MuniHoldings New York Quality Fund (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 140.4%
Corporate — 3.7%
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	$1,500	$1,605,435
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	820	821,058
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	4,340	4,364,260
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,500	6,025,580
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	3,340	3,521,162

		16,337,495
County/City/Special District/School District — 36.7%
Buffalo & County of Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,063,180
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	530,205
Series E, 5.50%, 8/01/25	5,500	6,600,220
Series E, 5.00%, 8/01/30	2,000	2,200,840
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	2,350	2,502,703
Sub-Series A-1, 5.00%, 10/01/34	1,630	1,752,380
Fiscal 2012, Sub-Series D-1, 5.00%, 10/01/33	4,175	4,465,622
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	945	1,038,035
Refunding Fiscal 2014, Series E, 5.00%, 8/01/32	2,000	2,180,300
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	2,100	2,205,315
5.00%, 11/15/35	19,150	19,399,524
5.00%, 11/15/44	6,105	6,154,389
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	6,505	7,133,253
5.00%, 7/01/33	1,375	1,461,391
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (b)	1,380	374,491
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	883,104
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,335,010
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,640	6,180,512
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,200	2,229,964
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,500	9,526,505
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
(NPFGC), 5.25%, 2/01/22	45	45,051
(NPFGC), 5.00%, 11/15/26	180	180,720
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York Transitional Finance Authority Future Tax Secured, RB (concluded):
(NPFGC), 5.00%, 2/01/33	$1,015	$1,018,745
Sub-Series A1, 5.00%, 11/01/38	950	1,027,131
Sub-Series B1, 5.00%, 11/01/35	2,100	2,299,773
Sub-Series B1, 5.00%, 11/01/36	1,690	1,846,291
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,096,180
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,350	2,378,600
(AGC), 5.00%, 2/15/47	7,370	7,500,596
(AGC), 5.00%, 2/15/47	305	310,405
(AGM), 5.00%, 2/15/47	7,530	7,663,432
(NPFGC), 4.50%, 2/15/47	14,055	14,077,488
(NPFGC), 5.00%, 2/15/47	1,500	1,518,255
New York Liberty Development Corp., Refunding RB, Liberty:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	1,833,000
4 World Trade Center Project, 5.00%, 11/15/44	4,000	4,128,880
4 World Trade Center Project, 5.75%, 11/15/51	2,080	2,263,269
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	885	895,930
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,530	3,626,369
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC):
5.25%, 10/15/27	2,500	2,572,100
5.00%, 10/15/32	21,175	21,713,268
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	3,045,223

		162,257,649
Education — 23.9%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	5,096,888
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History (NPFGC), 5.00%, 7/01/36	6,300	6,378,120
Carnegie Hall, 4.75%, 12/01/39	3,150	3,221,442
Carnegie Hall, 5.00%, 12/01/39	1,850	1,922,002
Wildlife Conservation Society, 5.00%, 8/01/33	2,000	2,167,140
Wildlife Conservation Society, 5.00%, 8/01/42	2,840	3,006,168
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	6,035	6,259,502
County of Dutchess New York Local Development Corp., RB, Vassar College, Series A, 5.00%, 1/01/49	1,000	1,040,710
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	4,000	4,096,320
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	1,240	1,320,860

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	$1,135	$1,247,308
5.00%, 12/01/36	1,100	1,182,555
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	715	729,121
5.00%, 7/01/42	445	446,175
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	338,376
5.38%, 9/01/41	125	131,578
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	546,040
5.25%, 7/01/36	700	747,565
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	542,300
New York State Dormitory Authority, RB, Siena College, 5.13%, 7/01/39	1,345	1,396,083
New York State Dormitory Authority, Refunding RB:
Rochester Institute of Technology, 4.00%, 7/01/31	3,300	3,346,662
St. John’s University, Series A, 5.00%, 7/01/28	500	547,765
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart, 5.75%, 11/01/40	1,770	1,942,911
Fordham University, Series A, 5.00%, 7/01/28	175	193,169
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,499,534
General Purpose, Series A, 5.00%, 2/15/36	4,500	4,867,830
Mount Sinai School of Medicine, 5.13%, 7/01/39	1,000	1,037,490
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,115,860
New York University, Series B, 5.00%, 7/01/34	400	444,524
New York University, Series B, 5.00%, 7/01/42	3,000	3,188,970
New York University, Series C, 5.00%, 7/01/38	2,000	2,159,280
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	802,440
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,586,655
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,587,690
The New School, 5.50%, 7/01/43	3,265	3,498,970
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,106,230
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,096,280
Fordham University, 5.00%, 7/01/44 (c)	700	740,523
New York University (NPFGC), 5.00%, 7/01/35	4,500	4,672,035
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
New York University, Series A, 5.00%, 7/01/31	$3,000	$3,304,740
New York University, Series A, 5.00%, 7/01/37	4,180	4,495,256
Rochester Institute of Technology, 5.00%, 7/01/38	500	526,795
Rochester Institute of Technology, 5.00%, 7/01/42	750	784,823
Rockefeller University, Series B, 4.00%, 7/01/38	1,550	1,569,701
St. John’s University, Series A, 5.00%, 7/01/27	370	408,709
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	4,755	5,292,695
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	6,435	7,125,282
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,583,855

		105,342,927
Health — 10.0%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	1,915,254
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	500	533,805
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	1,180	1,221,371
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	795	674,860
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,925	6,619,114
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,456,077
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	5,500	5,829,890
Montefiore Hospital (NPFGC, FHA), 5.00%, 8/01/33	1,000	1,004,180
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/14 (d)	3,880	3,967,339
New York University Hospitals Center, Series A, 5.75%, 7/01/31	2,680	2,926,131
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,800	1,966,068
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	1,825	1,935,084
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	986,250
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	185	182,456
State of New York Dormitory Authority, Refunding RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,000	1,022,450
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,000	2,099,380
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	7,375	7,850,024

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	29

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	$1,000	$1,043,920

		44,233,653
Housing — 6.5%
City of New York New York Housing Development Corp., RB, M/F Housing AMT:
Series A-1-A, 5.00%, 11/01/30	750	759,525
Series A-1-A, 5.45%, 11/01/46	1,335	1,342,329
Series C, 5.00%, 11/01/26	1,250	1,269,888
Series C, 5.05%, 11/01/36	2,000	2,023,220
Series H-1, 4.70%, 11/01/40	1,000	1,000,440
Series H-2-A, 5.20%, 11/01/35	835	844,310
Series H-2-A, 5.35%, 5/01/41	600	614,172
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, Series L-2-A, 4.00%, 5/01/44	1,080	1,013,310
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,010,220
New York State HFA, RB, Affordable Housing, Series E, (SONYMA):
3.40%, 11/01/37	4,755	4,028,626
3.50%, 11/01/42	4,225	3,477,006
State of New York HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,000,440
State of New York Mortgage Agency, RB, 49th Series, 4.00%, 10/01/43	3,200	3,071,104
State of New York Mortgage Agency, Refunding RB:
48th Series, 3.70%, 10/01/38	3,210	2,928,451
133rd Series, AMT, 4.95%, 10/01/21	380	380,733
143rd Series, AMT, 4.85%, 10/01/27	1,085	1,101,438
143rd Series, AMT (NPFGC, IBC), 4.85%, 10/01/27	2,000	2,043,060

		28,908,272
State — 15.5%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,534,115
Fiscal 2008, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,366,390
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,476,600
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,399,025
Series S-2 (AGM), 5.00%, 1/15/37	3,750	3,993,750
Series S-2 (NPFGC), 4.25%, 1/15/34	4,000	4,031,120
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	4,000	4,417,440
New York State Dormitory Authority, RB:
General Purpose, Series C, 5.00%, 3/15/41	2,500	2,641,150
General Purpose, Series E, 5.00%, 2/15/31	2,645	2,903,231
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	4,838,715
New York State Dormitory Authority, Refunding RB, Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,008,060
State of New York Dormitory Authority, ERB, Series C, 5.00%, 12/15/31	2,320	2,509,590
Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	$3,000	$3,219,570
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	270,178
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	2,500	2,628,125
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A, (AGM):
5.00%, 10/01/35	5,000	5,307,100
5.00%, 10/01/35	450	477,639
State of New York Thruway Authority, RB:
2nd General Highway and Bridge Trust, Series A (AMBAC), 5.00%, 4/01/26	8,700	9,411,660
2nd General Highway and Bridge Trust, Series B, 5.00%, 4/01/27	1,000	1,100,900
Transportation, Series A, 5.00%, 3/15/32	2,740	3,025,015
State of New York Thruway Authority, Refunding RB, 2nd General Highway and Bridge Trust, Series A, 5.00%, 4/01/32	1,000	1,087,240
State of New York Urban Development Corp., RB, Personal Income Tax:
Series A, 3.50%, 3/15/28	1,660	1,677,579
State Facilities, Series A-1 (NPFGC), 5.00%, 3/15/14 (d)	2,000	2,004,620

		68,328,812
Transportation — 31.8%
Metropolitan Transportation Authority, RB:
5.25%, 11/15/33	1,620	1,782,940
Series A, 5.00%, 11/15/27	1,000	1,103,080
Series A, 5.00%, 11/15/30	5,500	5,964,200
Series A, 5.25%, 11/15/34	1,620	1,774,742
Series C, 6.50%, 11/15/28	6,015	7,168,015
Series C, 4.00%, 11/15/43	1,300	1,192,308
Series D, 5.25%, 11/15/41	2,000	2,127,540
Series E, 5.00%, 11/15/38	8,750	9,245,862
Series H, 5.00%, 11/15/25	1,000	1,136,820
Sub-Series B, 5.00%, 11/15/25	1,000	1,138,590
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Series B, 5.00%, 11/15/34	2,500	2,659,250
Series D, 5.00%, 11/15/30	885	956,287
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	11,500	12,247,845
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,600	1,733,056
Port Authority of New York & New Jersey, ARB:
Consolidated, 37th Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,536,000
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,687,525
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 6.25%, 12/01/15	7,830	8,198,793
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	4,000	4,006,880
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	19,848,281

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	$1,390	$1,510,680
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,268,113
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	1,350	1,231,268
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	783,525
Port Authority of New York & New Jersey, Refunding RB, AMT:
5.00%, 12/01/33	1,000	1,065,920
Consolidated, 177th Series, 3.50%, 7/15/35	1,600	1,376,944
State of New York Thruway Authority, Refunding RB:
General, Series G (AGM), 4.75%, 1/01/29	1,250	1,308,525
General, Series G (AGM), 4.75%, 1/01/30	1,030	1,079,080
General, Series G (AGM), 5.00%, 1/01/32	15,450	16,142,314
General, Series I, 5.00%, 1/01/24	1,000	1,145,560
General, Series I, 5.00%, 1/01/37	5,635	5,960,252
General, Series I, 5.00%, 1/01/42	4,270	4,455,403
Series F (AMBAC), 5.00%, 1/01/15 (d)	3,330	3,465,198
Series F (AMBAC), 5.00%, 1/01/30	1,670	1,723,824
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (b)	7,400	3,261,624
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,079,780
Series C, 5.00%, 11/15/38	1,385	1,470,441
Sub-Series A, 5.00%, 11/15/28	2,500	2,782,625
Sub-Series A, 5.00%, 11/15/29	875	965,239

		140,584,329
Utilities — 12.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	3,500	3,727,920
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,671,930
Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,114,620
Series DD, 5.00%, 6/15/32	5,750	6,102,820
Series FF, 4.00%, 6/15/45	1,375	1,315,738
Long Island Power Authority, RB, Electric System Series A:
(AMBAC), 5.00%, 9/01/14 (d)	3,000	3,073,590
General (AGM), 5.00%, 5/01/36	2,375	2,485,532
Long Island Power Authority, Refunding RB:
Electric System, Series A (AGC), 5.75%, 4/01/39	1,000	1,127,050
General, Electric System, Series A (AGC), 6.00%, 5/01/33	1,500	1,711,335
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,705,870
New York State Environmental Facilities Corp., RB, Long Island Water Corp. Project, Series A, AMT (NPFGC), 4.90%, 10/01/34	6,000	6,014,640
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds New York City Municipal Water Finance Authority Projects, 2nd General Resolution, Series B, 5.00%, 6/15/36	3,200	3,465,856
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,790,554
Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$14,490	$15,813,806

		54,121,261
Total Municipal Bonds in New York		620,114,398

Guam — 0.3%
Utility — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,203,423

Puerto Rico — 0.5%
Housing — 0.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,502,400
Total Municipal Bonds — 141.2%		623,820,221

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New York — 22.9%
County/City/Special District/School District — 5.3%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	6,800	6,863,036
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (f)	10,000	11,803,800
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,767,034
New York Liberty Development Corp., Refunding RB, Liberty, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,780,616

		23,214,486
Education — 5.7%
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,701,800
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A:
5.25%, 7/01/29	5,000	5,458,350
5.00%, 7/01/35	4,448	4,792,941
State of New York Dormitory Authority, RB:
(AMBAC), 5.00%, 7/01/37	2,999	3,250,151
New York University, Series A, 5.00%, 7/01/38	5,498	5,876,942

		25,080,184
State — 1.3%
State of New York Dormitory Authority, RB, Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	5,458	5,975,486
Transportation — 7.2%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	6,000	6,546,192
Metropolitan Transportation Authority, RB, Dedicated Tax, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,529,753
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	8,859,821

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	31

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (concluded)
Transportation (concluded)
State of New York Thruway Authority, Refunding RB, General, Series H (AGM), 5.00%, 1/01/37	$8,500	$9,026,830

		31,962,596
Utilities — 3.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,500,574
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	7,151	7,793,071
Series FF-2, 5.50%, 6/15/40	2,400	2,600,767

		14,894,412
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.9%		101,127,164
Total Long-Term Investments (Cost — $700,163,842) — 164.1%		724,947,385
Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (g)(h)	8,148,072	$8,148,072
Total Short-Term Securities (Cost — $8,148,072) — 1.9%		8,148,072
Total Investments (Cost — $708,311,914) — 166.0%		733,095,457
Other Assets Less Liabilities — 0.8%		3,710,632
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.7%)		(51,477,799)
VRDP Shares, at Liquidation Value — (55.1%)		(243,600,000)

Net Assets Applicable to Common Shares — 100.0%		$441,728,290

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Bank of America N.A.	$740,523	$(623)

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 15, 2017 to February 15, 2019 is $8,472,296.

(g)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BIF New York Municipal Money Fund	9,101,817	(953,745)	8,148,072	$577

(h)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(537)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$66,873,281	$(120,239)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund (MHN)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$724,947,385	—	$724,947,385
Short-Term Securities	$8,148,072	—	—	8,148,072

Total	$8,148,072	$724,947,385	—	$733,095,457

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(120,239)	—	—	$(120,239)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$830,000	—	—	$830,000
Liabilities:
TOB trust certificates	—	$(51,469,151)	—	(51,469,151)
VRDP shares	—	(243,600,000)	—	(243,600,000)

Total	$830,000	$(295,069,151)	—	$(294,239,151)

There were no transfers between levels during the six months ended February 28, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	33

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 133.7%
Corporate — 12.6%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$560	$38,886
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	788,543
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.63%, 11/15/30	355	354,968
7.00%, 11/15/30 (c)	2,335	2,338,012
New Jersey EDA, Refunding RB, New Jersey American Water Co. Inc. Project, AMT:
Series A, 5.70%, 10/01/39	500	537,320
Series B, 5.60%, 11/01/34	395	427,868

		4,485,597
County/City/Special District/School District — 18.9%
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	252,080
5.00%, 1/15/28	110	119,657
County of Bergen New Jersey Improvement Authority, Refunding RB, Fair Lawn Community Center, Inc. Project, 5.00%, 9/15/34	245	272,707
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	485,792
5.50%, 10/01/29	790	954,162
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	845,416
County of Union New Jersey Improvement Authority, RB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	470	504,846
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	685	728,388
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,556,427

		6,719,475
Education — 22.0%
New Jersey EDA, RB:
School Facilities Construction, Series S, 5.00%, 9/01/36	280	291,987
The Team Academy Charter School, 6.00%, 10/01/33	455	472,099
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	180	193,707
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,010	1,074,448
Georgian Court University, Series D, 5.00%, 7/01/33	150	151,923
Kean University, Series A, 5.50%, 9/01/36	700	756,833
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	223,585
Ramapo College, Series B, 5.00%, 7/01/42	85	89,251
Seton Hall University, Series D, 5.00%, 7/01/38	105	112,351
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	450	592,686
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT, 5.00%, 12/01/22	$915	$1,005,393
New Jersey Higher Education Student Assistance Authority, Refunding RB, Student Loan:
Series 1, AMT, 5.75%, 12/01/29	640	688,813
Series 1A, 5.00%, 12/01/25	140	147,088
Series 1A, 5.00%, 12/01/26	110	115,569
Series 1A, 5.13%, 12/01/27	255	269,058
Series 1A, 5.25%, 12/01/32	300	317,043
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	250	263,220
Rutgers-The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	985	1,060,756

		7,825,810
Health — 14.2%
New Jersey EDA, RB, 1st Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	150	150,151
5.88%, 1/01/37	265	252,508
New Jersey EDA, Refunding RB:
1st Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,000	1,003,740
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	470	470,785
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	240	248,208
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	230	246,102
Virtua Health, Series A (AGC), 5.50%, 7/01/38	400	420,720
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	610	698,182
Meridian Health System Obligated Group, 5.00%, 7/01/26	305	332,310
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	500	507,770
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	180	192,182
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	505	531,124

		5,053,782
Housing — 3.9%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	382,806
S/F Housing, Series AA, 6.38%, 10/01/28	505	530,275
S/F Housing, Series AA, 6.50%, 10/01/38	150	150,595
S/F Housing, Series CC, 5.00%, 10/01/34	330	341,976

		1,405,652
State — 33.3%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/27 (e)	4,000	2,467,160
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	582,595
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	500	535,610
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,000	1,116,300

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/28	$255	$269,152
Cigarette Tax, 5.00%, 6/15/29	500	522,755
Cigarette Tax (AGM), 5.00%, 6/15/22	750	855,292
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	549,465
School Facilities Construction, Series GG, 5.25%, 9/01/26	1,000	1,120,670
School Facilities Construction, Series GG, 5.25%, 9/01/27	1,345	1,495,748
School Facilities Construction, Series NN, 5.00%, 3/01/29	875	956,559
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	500	517,475
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	600	664,356
5.25%, 6/15/28	200	217,788

		11,870,925
Transportation — 28.1%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	261,703
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,060	1,082,016
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	500	529,680
Series E, 5.25%, 1/01/40	370	396,196
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (e)	1,250	483,275
Transportation Program, Series AA, 5.25%, 6/15/33	955	1,046,088
Transportation Program, Series AA, 5.50%, 6/15/39	425	469,548
Transportation System, 6.00%, 12/15/38	325	370,497
Transportation System, Series A, 6.00%, 6/15/35	1,275	1,492,630
Transportation System, Series A, 5.88%, 12/15/38	555	627,744
Transportation System, Series A, 5.50%, 6/15/41	830	902,592
Transportation System, Series A (AGC), 5.63%, 12/15/28	200	230,440
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	450	489,744
Port Authority of New York & New Jersey, Refunding ARB, Consolidated AMT:
152nd Series, 5.75%, 11/01/30	525	579,500
172nd Series, 5.00%, 10/01/34	1,000	1,053,660

		10,015,313
Utility — 0.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (e)	650	259,649
Total Municipal Bonds in New Jersey		47,636,203

Multi-State — 5.8%
Housing — 5.8%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (f)(g)	2,000	2,079,060
Municipal Bonds	Par (000)	Value
New York — 1.6%
Transportation — 1.6%
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	$500	$552,430
Total Municipal Bonds — 141.1%		50,267,693

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
New Jersey — 22.5%
County/City/Special District/School District — 5.3%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	1,780	1,885,607
Education — 2.9%
Rutgers-The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	990	1,060,412
State — 3.2%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (d)	329	374,774
6.00%, 12/15/34	671	764,246

		1,139,020
Transportation — 11.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGM) (AMBAC), 5.00%, 12/15/32	600	647,508
Series B, 5.25%, 6/15/36 (i)	1,000	1,068,811
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,500	1,558,350
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	675,252

		3,949,921
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.5%		8,034,960
Total Long-Term Investments (Cost — $55,543,599) — 163.6%		58,302,653

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (j)(k)	244,421	244,421
Total Short-Term Securities (Cost — $244,421) — 0.7%		244,421
Total Investments (Cost — $55,788,020) — 164.3%		58,547,074
Other Assets Less Liabilities — 0.9%		312,022
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.7%)		(4,520,441)
VRDP Shares, at Liquidation Value — (52.5%)		(18,700,000)

Net Assets Applicable to Common Shares — 100.0%		$35,638,655

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	35

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Notes to Schedule of Investments

(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(b)	Non-income producing security.

(c)	Variable rate security. Rate shown is as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Zero-coupon bond.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 15, 2019 is $777,216.

(j)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BIF New Jersey Municipal Money Fund	630,435	(386,014)	244,421	—

(k)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(32)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$3,985,000	$(7,165)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$58,302,653	—	$58,302,653
Short-Term Securities	$244,421	—	—	244,421

Total	$244,421	$58,302,653	—	$58,547,074

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(7,165)	—	—	$(7,165)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$50,000	—	—	$50,000
Liabilities:
TOB trust certificates	—	$(4,519,518)	—	(4,519,518)
VRDP Shares	—	(18,700,000)	—	(18,700,000)

Total	$50,000	$(23,219,518)	—	$(23,169,518)

There were no transfers between levels during the six months ended February 28, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	37

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 137.1%
Corporate — 13.6%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	$750	$821,812
7.75%, 8/01/31	1,000	1,095,740
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	690	690,890
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	750	789,938
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	110,297
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	500	502,795
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	250	273,890
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	375	359,955
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	920	938,998

		5,584,315
County/City/Special District/School District — 35.4%
City of New York New York, GO, Refunding, Series E, 5.50%, 8/01/25	455	546,018
City of New York New York, GO:
Series A-1, Fiscal 2009, 4.75%, 8/15/25	500	565,490
Series D, 5.38%, 6/01/32	15	15,061
Sub-Series D-1, 5.00%, 8/01/31	245	269,120
Sub-Series G-1, 5.00%, 4/01/29	250	276,035
Sub-Series G-1, 6.25%, 12/15/31	250	287,780
Sub-Series I-1, 5.38%, 4/01/36	450	505,139
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	500	504,045
4.75%, 11/15/45	500	502,500
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	735	805,986
5.00%, 7/01/33	250	265,708
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/41 (b)	5,155	1,205,445
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (b)	500	110,500
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (b)	2,000	417,660
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (b)	950	173,328
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	110,388
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	457,475
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	175	175,488
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B1, 5.00%, 11/01/35	$200	$219,026
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	650	657,911
(AGM), 5.00%, 2/15/47	750	763,290
(NPFGC), 5.00%, 2/15/47	465	470,659
(NPFGC), 4.50%, 2/15/47	850	851,360
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,350	1,451,439
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	285	305,782
4 World Trade Center Project, 5.00%, 11/15/31	750	803,948
4 World Trade Center Project, 5.75%, 11/15/51	340	369,957
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	320	323,952
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	550	565,015
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	520	524,789

		14,500,294
Education — 34.3%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(d):
7.00%, 5/01/25	200	30,010
7.00%, 5/01/35	130	19,507
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A, (AGM):
4.38%, 10/01/30	250	255,887
4.63%, 10/01/40	140	143,430
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 5.50%, 4/01/43	270	268,434
Bronx Charter School For International Cultures & The Arts Project, 5.00%, 4/15/33	200	166,448
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	250	269,350
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	400	409,072
Wildlife Conservation Society, 3.25%, 8/01/32	140	123,787
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	710	736,412
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	250	268,575
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	415	353,323
County of Dutchess New York Local Development Corp., RB, Vassar College, Series A, 5.00%, 1/01/49	250	260,177

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A:
5.00%, 7/01/31	$500	$541,095
5.00%, 7/01/41	500	523,410
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	120	127,825
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	200	206,308
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	109,208
State of New York Dormitory Authority, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	150	157,070
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	329,307
New York University, Series 1 (AMBAC, BHAC), 5.50%, 7/01/31	245	288,277
New York University, 5.00%, 7/01/42	1,250	1,328,737
Teachers College, 5.00%, 7/01/42	1,800	1,893,888
University of Rochester, Series A, 5.13%, 7/01/39	215	236,562
University of Rochester, Series A, 0.00%, 7/01/39 (e)	175	184,559
State of New York Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	125	132,034
Cornell University, Series A, 5.00%, 7/01/40	150	164,442
Fordham University, 5.00%, 7/01/44	160	169,262
New York University, Series A, 5.00%, 7/01/37	445	478,562
New York University, Series A, 5.00%, 7/01/42	1,750	1,867,880
Skidmore College, Series A, 5.00%, 7/01/28	250	272,730
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	350	393,088
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	350	387,544
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	225	239,173
Teachers College, 5.50%, 3/01/39	350	371,980
Teachers College, Series A, 5.00%, 7/01/31	325	352,157

		14,059,510
Health — 23.1%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 7/01/30	350	384,605
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	150	148,518
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	370	382,972
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	307,216
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	200	205,188
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	$260	$266,786
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,150	1,205,143
Series B, 6.00%, 11/01/30	200	222,598
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	550	549,494
5.00%, 1/01/34	500	509,630
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 4.50%, 7/01/32	810	692,420
State of New York Dormitory Authority, RB:
(AGM), 5.00%, 8/15/18 (f)	5	5,889
(AGM), 5.00%, 2/15/22	330	377,721
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	198,577
New York University Hospitals Center, Series A, 5.75%, 7/01/31	220	240,205
New York University Hospitals Center, Series B, 5.63%, 7/01/37	260	271,835
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	450	477,144
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/37	500	538,085
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	302,250
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	342,304
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,049,690
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	250	266,755
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	500	521,960

		9,466,985
Housing — 2.0%
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	500	503,960
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	360	328,424

		832,384
State — 7.0%
State of New York, GO, Series A, 5.00%, 2/15/39	250	275,808
State of New York Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	300	342,108
Series C, 5.00%, 12/15/31	250	270,430
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	500	528,230
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	80	88,322
State of New York Thruway Authority, Refunding RB, 2nd General Highway and Bridge Trust, Series A, 5.00%, 4/01/32	1,000	1,087,240
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	250	279,477

		2,871,615

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	39

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation — 15.6%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	$250	$279,715
Series A, 5.00%, 11/15/30	250	271,100
Series C, 6.50%, 11/15/28	700	834,183
Series D, 5.25%, 11/15/41	1,000	1,063,770
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	250	279,847
Series D, 5.25%, 11/15/31	250	278,127
Series D, 5.25%, 11/15/32	170	187,964
Series F, 5.00%, 11/15/30	500	540,275
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	544,160
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	163,023
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	150	151,208
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	100	91,205
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/27	130	143,923
5.00%, 1/01/37	1,000	1,057,720
5.00%, 1/01/42	140	146,079
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (b)	170	72,704
General, CAB, Series B, 0.00%, 11/15/32 (b)	400	176,304
Sub-Series A, 5.00%, 11/15/30	100	109,331

		6,390,638
Utilities — 6.1%
Long Island Power Authority, RB, General Electric System:
Series A (AGM), 5.00%, 5/01/36	225	235,471
Series C (CIFG), 5.25%, 9/01/29	500	571,705
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	100	111,923
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	648,966
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	860	938,570

		2,506,635
Total Municipal Bonds in New York		56,212,376

Multi-State — 6.3%
Housing — 6.3%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (g)(h)	2,500	2,598,825
Total Municipal Bonds — 143.4%		58,811,201

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
New York — 18.9%
County/City/Special District/School District — 4.9%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	883,517
Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York (concluded)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, Liberty, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$1,050	$1,118,639

		2,002,156
State — 1.3%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	543,816
Transportation — 5.1%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	700	763,722
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	670,969
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	600	665,526

		2,100,217
Utilities — 7.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	405	455,114
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	990	1,078,862
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,500	1,586,646

		3,120,622
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.9%		7,766,811
Total Long-Term Investments (Cost — $64,224,683) — 162.3%		66,578,012

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (k)(l)	1,207,094	1,207,094
FFI Institutional Tax-Exempt Fund, 0.01% (k)(l)	11,156	11,156
Total Short-Term Securities (Cost — $1,218,250) — 3.0%		1,218,250
Total Investments (Cost — $65,442,933) — 165.3%		67,796,262
Other Assets Less Liabilities — 0.2%		83,348
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.6%)		(4,776,032)
VRDP Shares, at Liquidation Value — (53.9%)		(22,100,000)

Net Assets Applicable to Common Shares — 100.0%		$41,003,578

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(i)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019 is $ $370,628.

(k)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BIF New York Municipal Money Fund	1,962,512	(755,418)	1,207,094	$115
FFI Institutional Tax-Exempt Fund	—	11,156	11,156	—

(l)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(51)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$6,351,094	$(11,419)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	41

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$66,578,012	—	$66,578,012
Short-Term Securities	$1,218,250	—	—	1,218,250

Total	$1,218,250	$66,578,012	—	$67,796,262

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(11,419)	—	—	$(11,419)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$78,000	—	—	$78,000
Liabilities:
TOB trust certificates	—	$(4,775,215)	—	(4,775,215)
VRDP Shares	—	(22,100,000)	—	(22,100,000)

Total	$78,000	$(26,875,215)	—	$(26,797,215)

There were no transfers between levels during the six months ended February 28, 2014.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 130.2%
Corporate — 1.1%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$165	$165,213
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	750	821,670

		986,883
County/City/Special District/School District — 28.7%
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	830	996,033
5.00%, 8/01/30	1,000	1,100,420
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	200	212,996
Sub-Series A-1, 5.00%, 10/01/34	330	354,776
Sub-Series D-1, 5.00%, 8/01/31	440	483,318
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/44	3,610	3,639,205
4.75%, 11/15/45	500	502,500
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,003,371
5.00%, 7/01/33	400	425,132
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,000	271,370
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	165,582
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	160	160,709
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B1, 5.00%, 11/01/35	425	465,430
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project Series A:
5.25%, 5/01/31	200	219,236
(AGM), 5.75%, 5/01/25	1,000	1,124,390
Hudson Yards Infrastructure Corp., RB, Series A:
5.75%, 2/15/47	1,000	1,091,120
5.00%, 2/15/47	500	506,085
(AGC), 5.00%, 2/15/47	1,250	1,272,150
(AGM), 5.00%, 2/15/47	750	763,290
(NPFGC), 4.50%, 2/15/47	1,150	1,151,840
New York Liberty Development Corp., Refunding RB, Liberty:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,071,930
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,290,275
4 World Trade Center Project, 5.75%, 11/15/51	670	729,034
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,100	1,113,585
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.00%, 10/15/32	6,000	6,152,520

		26,266,297
Municipal Bonds	Par (000)	Value
New York (continued)
Education — 32.4%
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	$2,500	$2,531,000
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	771,141
Wildlife Conservation Society, Series A, 3.25%, 8/01/32	440	389,044
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	410	433,989
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	2,145	2,224,794
County of Dutchess New York Local Development Corp., RB, Vassar College, Series A, 5.00%, 1/01/49	250	260,177
County of Herkimer New York Industrial Development Agency, RB, College Foundation, Inc., Student Housing Project, 6.25%, 8/01/34	1,000	1,000,710
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	1,600	1,650,432
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	1,000	1,024,080
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	541,095
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	400	426,084
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	180	183,555
5.00%, 7/01/42	115	115,304
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	940	1,019,947
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	273,020
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	1,000	1,084,600
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	329,307
FIT Student Housing Corp. (NPFGC), 5.13%, 7/01/14 (b)	2,500	2,542,650
Fordham University, Series A, 5.00%, 7/01/28	500	551,910
New York University, Series B, 5.00%, 7/01/37	500	537,710
New York University, Series C, 5.00%, 7/01/38	1,000	1,079,640
Rochester Institute of Technology, 5.00%, 7/01/40	550	590,381
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	634,662
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,000	1,058,460
Teachers College, Series B, 5.00%, 7/01/42	500	526,080
The New School (AGM), 5.50%, 7/01/43	350	375,081

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	43

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	$250	$274,070
Fordham University, 5.00%, 7/01/44	340	359,683
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/35	2,000	2,076,460
New York University, Series A, 5.00%, 7/01/37	745	801,188
Rochester Institute of Technology, 4.00%, 7/01/32	395	398,053
Skidmore College, Series A, 5.00%, 7/01/27	135	148,372
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,500	1,684,665
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	600	664,362
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	450	478,345
Teachers College, Series A, 5.00%, 7/01/31	525	568,869

		29,608,920
Health — 15.1%
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	540,055
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	850	879,801
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	725	809,934
State of New York Dormitory Authority, RB:
(AGM), 5.00%, 8/15/18 (b)	5	5,889
(AGM), 5.00%, 2/15/22	990	1,133,164
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	1,250	1,324,975
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,903
New York University Hospitals Center, Series A, 6.00%, 7/01/40	250	273,065
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	350	371,112
St. Joachim & Anne Residence, 5.25%, 7/01/27	3,000	2,842,620
State of New York Dormitory Authority, Refunding RB:
New York University Hospital Center, Series A, 5.00%, 7/01/36	500	511,225
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	750	787,267
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	1,840	1,958,514
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	775,522
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,500	1,565,880

		13,784,926
Housing — 2.7%
City of New York New York Housing Development Corp., RB, M/F Housing, Series B1, 5.25%, 7/01/30	750	832,313
State of New York Mortgage Agency, RB, 49th Series, 4.00%, 10/01/43	400	383,888
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	1,425	1,300,013

		2,516,214

Municipal Bonds	Par (000)	Value
New York (continued)
State — 12.7%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-4 (AGC), 5.50%, 1/15/33	$1,000	$1,122,130
Series S-2 (AGM), 5.00%, 1/15/37	850	905,250
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	828,270
State of New York Dormitory Authority, ERB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,073,190
General Purpose ,Series C, 5.00%, 3/15/41	750	792,345
Series B, 5.75%, 3/15/36	600	684,216
Series C, 5.00%, 12/15/31	1,500	1,622,580
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, 5.00%, 5/15/30	1,000	1,099,480
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	1,000	1,061,420
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	353,286
State of New York Thruway Authority, Refunding RB, 2nd General Highway and Bridge Trust, Series A, 5.00%, 4/01/32	250	271,810
State of New York Urban Development Corp., RB, Personal Income Tax:
Series A, 3.50%, 3/15/28	1,200	1,212,708
State Series C, 5.00%, 3/15/30	500	558,955

		11,585,640
Transportation — 22.8%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	575	634,271
Series A-1, 5.25%, 11/15/34	270	295,790
Series C, 6.50%, 11/15/28	750	893,767
Series D, 5.25%, 11/15/41	2,000	2,127,540
Series E, 5.00%, 11/15/38	650	686,836
Series H, 5.00%, 11/15/25	1,500	1,705,230
Series H, 5.00%, 11/15/30	500	540,275
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Series B, 5.00%, 11/15/34	540	574,398
Series D, 5.25%, 11/15/31	750	834,382
Port Authority of New York & New Jersey, Refunding ARB, 179th Series, 5.00%, 12/01/38	245	266,271
State of New York Thruway Authority, Refunding RB, General:
Series H (AGM, NPFGC), 5.00%, 1/01/37	4,000	4,247,920
Series I, 5.00%, 1/01/24	1,000	1,145,560
Series I, 5.00%, 1/01/37	2,000	2,115,440
Series I, 5.00%, 1/01/42	425	443,453
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	1,250	550,950
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,087,480
Series C, 5.00%, 11/15/38	1,000	1,061,690
Sub-Series A, 5.00%, 11/15/29	1,485	1,638,148

		20,849,401
Utilities — 14.7%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,079,920

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System 2nd General Resolution:
Series DD, 5.00%, 6/15/32	$1,100	$1,167,496
Series FF, 4.00%, 6/15/45	250	239,225
Long Island Power Authority, RB, General Electric System:
Series A (AGM), 5.00%, 5/01/36	500	523,270
Series C (CIFG), 5.25%, 9/01/29	1,000	1,143,410
Long Island Power Authority, Refunding RB, Electric System Series A (AGC):
5.75%, 4/01/39	1,690	1,904,715
General, 6.00%, 5/01/33	2,000	2,281,780
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,081,610
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	3,725	4,065,316

		13,486,742
Total Municipal Bonds — 130.2%		119,085,023

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 26.4%
County/City/Special District/School District — 7.8%
City of New York New York, GO, Sub-Series C-3 (AGC), 5.75%, 8/15/28 (d)	1,000	1,180,380
City of New York New York, GO, Sub- Series G-1, Public Improvement, 5.00%, 4/01/29	1,000	1,104,140
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,650,552
New York Liberty Development Corp., Refunding RB, Liberty, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,085	2,221,296

		7,156,368
Education — 5.3%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.00%, 7/01/35	1,999	2,154,131
State of New York Dormitory Authority, RB (AMBAC), 5.00%, 7/01/37	2,499	2,708,459

		4,862,590
Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (concluded)
Transportation — 7.2%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	$1,800	$1,963,858
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	3,722,280
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	800	887,368

		6,573,506
Utilities — 6.1%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	495	556,251
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	2,249	2,450,651
Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,126,105
Series FF-2, 5.50%, 6/15/40	405	438,879

		5,571,886
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.4%		24,164,350
Total Long-Term Investments (Cost — $138,275,397) — 156.6%		143,249,373

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (e)(f)	2,046,478	2,046,478
Total Short-Term Securities (Cost — $2,046,478) — 2.3%		2,046,478
Total Investments (Cost — $140,321,875) — 158.9%		145,295,851
Other Assets Less Liabilities — 0.2%		202,005
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.8%)		(13,559,056)
VRDP Shares, at Liquidation Value — (44.3%)		(40,500,000)

Net Assets Applicable to Common Shares — 100.0%		$91,438,800

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 15, 2017 to February 15, 2019 is $1,482,592.

(e)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	45

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

(f)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BIF New York Municipal Money Fund	3,752,091	(1,705,613)	2,046,478	$373

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(111)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$13,822,969	$(24,854)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$143,249,373	—	$143,249,373
Short-Term Securities	$2,046,478	—	—	2,046,478

Total	$2,046,478	$143,249,373	—	$145,295,851

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(24,854)	—	—	$(24,854)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$171,000	—	—	$171,000
Liabilities:
TOB trust certificates	—	$(13,557,137)	—	(13,557,137)
VRDP shares	—	(40,500,000)	—	(40,500,000)

Total	$171,000	$(54,057,137)	—	$(53,886,137)

There were no transfers between levels during the six months ended February 28, 2014.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 146.9%
Corporate — 14.8%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	$1,600	$1,753,200
7.75%, 8/01/31	1,500	1,643,610
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	330	330,426
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	500	526,625
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	220,594
County of Jefferson New York Industrial Development Agency, Refunding RB, Solid Waste Disposal, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/20	750	750,300
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,513,975
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,030	1,128,427
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	625	599,925
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	1,305	1,331,948

		10,799,030
County/City/Special District/School District — 37.1%
Buffalo & County of Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	280	297,690
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	1,280	1,536,051
5.00%, 8/01/30	500	550,210
City of New York New York, GO:
Series A-1, Fiscal 2009, 4.75%, 8/15/25	500	565,490
Sub-Series D-1, 5.00%, 8/01/31	690	757,931
Sub-Series G-1, 6.25%, 12/15/31	250	287,780
Sub-Series I-1, 5.38%, 4/01/36	450	505,139
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	2,250	2,279,317
5.00%, 11/15/44	250	252,023
4.75%, 11/15/45	640	643,200
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,003,371
5.00%, 7/01/33	400	425,132
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/35 (b)	500	175,985
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (b)	1,750	386,750
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (b)	500	91,225
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York Industrial Development Agency, RB, PILOT (concluded):
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	$100	$110,388
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	457,475
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	740	743,278
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	350	372,554
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
5.00%, 11/01/27	5	5,021
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	883,517
Sub-Series B-1, 5.00%, 11/01/36	340	371,443
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	515,870
Hudson Yards Infrastructure Corp., RB, Series A:
Senior, Fiscal 2012, 5.75%, 2/15/47	1,550	1,691,236
5.00%, 2/15/47	2,850	2,884,684
(AGM), 5.00%, 2/15/47	850	865,062
(NPFGC), 4.50%, 2/15/47	1,510	1,512,416
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,400	1,505,196
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	536,460
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,071,930
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,290,275
4 World Trade Center Project, 5.75%, 11/15/51	670	729,034
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,100	1,130,030
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	696,355

		27,129,518
Education — 25.2%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(d):
7.00%, 5/01/25	345	51,767
7.00%, 5/01/35	220	33,011
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A, (AGM):
4.38%, 10/01/30	500	511,775
4.63%, 10/01/40	275	281,737
Build NYC Resource Corp., RB, Series A:
Bronx Charter School For Excellence Project, 5.50%, 4/01/43	450	447,390
Bronx Charter School For International Cultures & The Arts Project, 5.00%, 4/15/33	400	332,896
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	538,700

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	47

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	$700	$715,876
Wildlife Conservation Society, 3.25%, 8/01/32	420	371,360
Wildlife Conservation Society, 5.00%, 8/01/33	500	541,785
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	1,445	1,498,754
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	500	537,150
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	640	544,883
County of Herkimer New York Industrial Development Agency, RB, College Foundation, Inc., Student Housing Project, 6.25%, 8/01/34	385	385,273
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	265	273,353
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,000	1,082,190
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	240	255,650
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	350	361,039
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	150	169,188
5.38%, 9/01/41	650	684,203
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	491,436
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	548,845
Fordham University, Series A, 5.50%, 7/01/36	150	163,586
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	261,783
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	670	709,168
University of Rochester, Series A, 5.13%, 7/01/39	250	275,073
State of New York Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	250	264,068
Fordham University, 5.00%, 7/01/44 (e)	340	359,683
New York University, Series A, 5.00%, 7/01/37	600	645,252
Rochester Institute of Technology, 5.00%, 7/01/38	690	726,977
Skidmore College, Series A, 5.25%, 7/01/29	200	220,030
Skidmore College, Series A, 5.25%, 7/01/31	300	326,622
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,220	1,370,194
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	700	775,089

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	$370	$393,306
Teachers College, 5.50%, 3/01/39	650	690,820
Teachers College, Series A, 5.00%, 7/01/31	525	568,869

		18,408,781
Health — 23.9%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	323,385
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	250	247,530
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	180	187,900
5.00%, 12/01/37	250	258,765
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	250	212,220
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,425	1,591,939
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	359,079
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	450	461,745
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,000	1,047,950
Series B, 6.00%, 11/01/30	150	166,949
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	920	919,154
5.00%, 1/01/34	500	509,630
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 4.50%, 7/01/32	1,210	1,034,356
State of New York Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 2/15/37	1,000	1,072,550
Healthcare, Series A, 5.00%, 3/15/38	500	545,795
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	305	309,285
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	250	280,520
New York University Hospitals Center, Series A, 5.75%, 7/01/31	425	464,032
New York University Hospitals Center, Series B, 5.63%, 7/01/37	530	554,126
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	750	795,240
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	130	135,491
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	543,340
New York University Hospital Center, Series A, 5.00%, 7/01/36	1,000	1,022,450

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	$1,000	$1,049,690
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	775,522
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	500	533,510
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	2,000	2,087,840

		17,489,993
Housing — 3.8%
City of New York New York Housing Development Corp., RB, M/F Housing, Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,453,512
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	1,007,920
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	360	328,424

		2,789,856
State — 12.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2013, Series S-1, 4.00%, 7/15/42	1,100	1,067,231
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	828,270
State of New York, GO, Series A, 5.00%, 2/15/39	500	551,615
State of New York Dormitory Authority, ERB:
General Purpose, Series B, 5.00%, 3/15/37	1,070	1,148,313
General Purpose, Series C, 5.00%, 3/15/41	1,000	1,056,460
General Purpose, Series C, 5.00%, 3/15/34	1,000	1,091,640
Series B, 5.75%, 3/15/36	300	342,108
Series C, 5.00%, 12/15/31	500	540,860
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	160	176,643
State of New York Urban Development Corp., RB, State Personal Income Tax:
Series B, 5.00%, 3/15/35	2,000	2,075,340
Series C, 5.00%, 3/15/30	500	558,955

		9,437,435
Transportation — 18.1%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/34	270	295,790
Series C, 6.50%, 11/15/28	750	893,768
Series E, 5.00%, 11/15/38	1,000	1,056,670
Series H, 5.00%, 11/15/25	1,000	1,136,820
Metropolitan Transportation Authority, Refunding RB, Series F:
5.00%, 11/15/30	1,500	1,620,825
(AGM), 4.00%, 11/15/30	500	505,115
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	500	532,515
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,088,320
Port Authority of New York & New Jersey, Refunding ARB, Consolidated AMT:
147th Series, 4.75%, 4/15/37	500	504,025
177th Series, 4.00%, 1/15/43	1,500	1,368,075
178th Series, 5.00%, 12/01/43	430	449,221
Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/37	$1,735	$1,835,144
5.00%, 1/01/42	1,030	1,074,723
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (b)	505	215,973
General, CAB, Series B, 0.00%, 11/15/32 (b)	1,000	440,760
Sub-Series A, 5.00%, 11/15/30	150	163,997

		13,181,741
Utilities — 11.1%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	500	532,560
Long Island Power Authority, RB, Electric System:
CAB, Series A (AGM), 0.00%, 6/01/28 (b)	3,515	2,023,691
General, Series C (CIFG), 5.25%, 9/01/29	1,000	1,143,410
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	500	559,615
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds New York City Municipal Water Finance Authority Projects, 2nd General Resolution, Series B, 5.00%, 6/15/36	350	379,078
State Clean Water and Drinking Water Revolving New York City Municipal Water Finance Authority Projects, Series A, 5.00%, 6/15/37	1,500	1,644,120
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	1,690	1,844,398

		8,126,872
Total Municipal Bonds in New York		107,363,226

Multi-State — 6.1%
Housing — 6.1%
Centerline Equity Issuer Trust (f)(g):
Series A-4-1, 5.75%, 5/15/15	500	526,055
Series A-4-2, 6.00%, 5/15/19	1,000	1,163,420
Series B-3-1, 6.00%, 5/15/15	1,500	1,578,465
Series B-3-2, 6.30%, 5/15/19	1,000	1,176,300

		4,444,240

Puerto Rico — 0.7%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	500	500,480
Total Municipal Bonds — 153.7%		112,307,946

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
New York — 10.4%
State — 1.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,413,922

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	49

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (concluded)
Transportation — 4.4%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$1,995	$2,124,735
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,098,180

		3,222,915
Utilities — 4.1%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	240	269,697
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	1,500	1,634,640
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,063,052

		2,967,389
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.4%		7,604,226
Total Long-Term Investments (Cost — $115,250,890) — 164.1%		119,912,172
Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (i)(j)	2,353,173	$2,353,173
Total Short-Term Securities (Cost — $2,353,173) — 3.2%		2,353,173
Total Investments (Cost — $117,604,063) — 167.3%		122,265,345
Liabilities in Excess of Other Assets — (0.3)%		(132,670)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.3%)		(4,635,539)
VRDP Shares, at Liquidation Value — (60.7%)		(44,400,000)

Net Assets Applicable to Common Shares — 100.0%		$73,097,136

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$359,683	$135

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(i)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BIF New York Municipal Money Fund	2,552,420	(199,247)	2,353,173	$288

(j)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(87)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$10,834,219	$(19,480)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$119,912,172	—	$119,912,172
Short-Term Securities	$2,353,173	—	—	2,353,173

Total	$2,353,173	$119,912,172	—	$122,265,345

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(19,480)	—	—	$(19,480)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$134,000	—	—	$134,000
Liabilities:
TOB trust certificates	—	$(4,634,988)	—	(4,634,988)
VRDP Shares	—	(44,400,000)	—	(44,400,000)

Total	$134,000	$(49,034,988)	—	$(48,900,988)

There were no transfers between levels during the six months ended February 28, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	51

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 117.8%
Corporate — 7.6%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$527,235
Isle Wight County Virginia IDA, RB, International Paper, Series A, AMT, 5.70%, 11/01/27	1,300	1,300,312

		1,827,547
County/City/Special District/School District — 25.3%
City of Norfolk Virginia, GO, Refunding, Capital Improvement, Series A, 5.00%, 8/01/38	500	546,315
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	500	545,740
City of Suffolk Virginia, GO, Refunding, 5.00%, 6/01/42	1,000	1,070,850
County of Fairfax Virginia EDA, RB, Silverline Phase I Project, 5.00%, 4/01/37	1,000	1,060,210
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,568,325
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	460,910
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 3/01/36	250	279,618
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	113	120,562
County of Fluvanna Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/18 (a)	360	452,246

		6,104,776
Education — 15.4%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	375,065
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,051,300
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	587,395
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,176,690
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	534,055

		3,724,505
Health — 22.9%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	456,000
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.00%, 10/01/27	1,000	1,028,220
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 7/01/42	500	423,850
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 6/01/26	145	136,319
Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (b)	1,000	1,207,890
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.40%, 12/01/33	250	211,875
Roanoke EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 7/01/30	795	851,461
Carilion Health System (AGM), 5.00%, 7/01/20 (a)	5	6,019
Carilion Health System, Series B (AGM), 5.00%, 7/01/38	495	514,582
Municipal Bonds	Par (000)	Value
Virginia (continued)
Health (concluded)
Winchester Virginia IDA, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/44	$650	$695,149

		5,531,365
Housing — 11.0%
Virginia HDA, RB:
M/F Rental Housing, Series A, 5.25%, 5/01/41	750	778,567
M/F Rental Housing, Series B, 5.63%, 6/01/39	1,000	1,060,240
M/F Rental Housing, Series F, 5.25%, 10/01/38	250	265,965
Remarketing, S/F Housing, Sub-Series C-3, 3.25%, 4/01/31	650	558,721

		2,663,493
State — 8.5%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	1,000	1,082,130
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B:
5.25%, 8/01/33	500	552,430
4.00%, 8/01/36	405	409,143

		2,043,703
Transportation — 16.9%
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 7/15/22	500	568,605
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	1,260	1,385,408
Virginia Port Authority, RB, 5.00%, 7/01/36	500	545,365
Virginia Port Authority, Refunding RB, 5.00%, 7/01/40	500	517,725
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,000	1,063,240

		4,080,343
Utilities — 10.2%
City of Richmond Virginia, Refunding RB, Series A, 5.00%, 1/15/29	250	286,202
Virginia Resources Authority, RB, Senior, Virginia Pooled Financing Program, Series B, 5.00%, 11/01/33	2,000	2,190,080

		2,476,282
Total Municipal Bonds in Virginia		28,452,014

District of Columbia — 7.8%
Transportation — 7.8%
Metropolitan Washington Airports Authority, Refunding RB:
1st Senior Lien, Series A, 5.00%, 10/01/39	290	299,112
1st Senior Lien, Series A, 5.25%, 10/01/44	460	475,493
Series B, 5.00%, 10/01/29	1,000	1,102,890

		1,877,495

Guam — 1.9%
State — 1.9%
Territory of Guam, RB, Series A:
Business Privilege Tax Bonds, 5.13%, 1/01/42	250	253,610
Limited Obligation Bonds, Section 30, 5.63%, 12/01/29	200	212,016

		465,626

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Multi-State — 6.5%
Housing — 6.5%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (c)(d)	$1,500	$1,559,295
Total Municipal Bonds — 134.0%		32,354,430

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Virginia — 22.5%
Education — 13.7%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,999	3,297,544
Health — 8.8%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	999	1,081,381
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Virginia (concluded)
Health (concluded)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,042,917

		2,124,298
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.5%		5,421,842
Total Long-Term Investments (Cost — $35,678,875) — 156.5%		37,776,272

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	467,146	467,146
Total Short-Term Securities (Cost — $467,146) — 1.9%		467,146
Total Investments (Cost — $36,146,021) — 158.4%		38,243,418
Other Assets Less Liabilities — 2.1%		518,905
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.5%)		(3,019,386)
VRDP Shares, at Liquidation Value — (48.0%)		(11,600,000)

Net Assets Applicable to Common Shares — 100.0%		$24,142,937

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by municipal or US Treasury obligations.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(e)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction. See Note 3 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(f)	Investments in issuers considered to be an affiliate of the Trust during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
FFI Institutional Tax-Exempt Fund	389,989	77,157	467,146	$135

(g)	Represents the current yield as of report date.

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(30)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$3,735,938	$(6,717)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	53

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$37,776,272	—	$37,776,272
Short-Term Securities	$467,146	—	—	467,146

Total	$467,146	$37,776,272	—	$38,243,418

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(6,717)	—	—	$(6,717)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$47,000	—	—	$47,000
Liabilities:
TOB trust certificates	—	$(3,018,979)	—	(3,018,979)
VRDP Shares	—	(11,600,000)	—	(11,600,000)

Total	$47,000	$(14,618,979)	—	$(14,571,979)

There were no transfers between levels during the six months ended February 28, 2014.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Statements of Assets and Liabilities

February 28, 2014 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock Massachusetts Tax-Exempt Trust (MHE)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Assets
Investments at value — unaffiliated[1]	$45,817,483	$49,383,819	$724,947,385	$58,302,653
Investments at value — affiliated[2]	1,042,343	5	8,148,072	244,421
Cash	12,001	41,192	—	—
Cash pledged for financial futures contracts	47,000	45,000	830,000	50,000
Interest receivable	521,899	632,312	8,233,976	787,957
Investments sold receivable	5,017	—	991,787	—
Variation margin receivable on financial futures contracts	6,201	5,994	110,998	6,614
Deferred offering costs	80,510	91,443	422,308	84,393
Prepaid expenses	22,566	19,955	73,795	16,842

Total assets	47,555,020	50,219,720	743,758,321	59,492,880

Accrued Liabilities
Investments purchased payable	—	—	3,988,670	355,000
Income dividends payable — Common Shares	129,646	147,649	2,210,190	173,206
Investment advisory fees payable	21,639	19,423	308,637	29,097
Officer’s and Directors’ fees payable	11,712	821	166,912	11,034
Interest expense and fees payable	257	—	8,648	16,213
Offering costs payable	4,000	4,000	—	4,000
Other accrued expenses payable	40,882	38,835	277,823	46,157

Total accrued liabilities	208,136	210,728	6,960,880	634,707

Other Liabilities
TOB trust certificates	1,500,000	—	51,469,151	4,519,518
VRDP Shares, at liquidation value of $100,000 per share[3,4]	16,000,000	18,500,000	243,600,000	18,700,000

Total other liabilities	17,500,000	18,500,000	295,069,151	23,219,518

Total liabilities	17,708,136	18,710,728	302,030,031	23,854,225

Net Assets Applicable to Common Shareholders	$29,846,884	$31,508,992	$441,728,290	$35,638,655

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$29,400,570	$29,926,350	$445,880,632	$32,966,853
Undistributed net investment income	343,575	461,717	4,860,186	662,373
Accumulated net realized loss	(227,882)	(1,065,964)	(33,675,832)	(742,460)
Net unrealized appreciation/depreciation	330,621	2,186,889	24,663,304	2,751,889

Net Assets Applicable to Common Shareholders	$29,846,884	$31,508,992	$441,728,290	$35,638,655

Net asset value per Common Share	$14.39	$13.34	$14.19	$15.33

[1] Investments at cost — unaffiliated	$45,480,145	$47,190,437	$700,163,842	$55,543,599
[2] Investments at cost — affiliated	$1,042,343	$5	$8,148,072	$244,421
[3] VRDP Shares outstanding:
Par value $0.001 per share	160	—	—	187
Par value $0.10 per share	—	185	2,436	—
[4] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	unlimited	unlimited	14 ,956	unlimited
[5] Par value per Common Share	$0.001	$0.010	$0.100	$0.001
[6] Common Shares outstanding	2,074,338	2,362,385	31,129,432	2,324,917
[7] Common Shares authorized	unlimited	unlimited	200 million	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	55

Statements of Assets and Liabilities (concluded)

February 28, 2014 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Assets
Investments at value — unaffiliated[1]	$66,578,012	$143,249,373	$119,912,172	$37,776,272
Investments at value — affiliated[2]	1,218,250	2,046,478	2,353,173	467,146
Cash	—	—	—	—
Cash pledged for financial futures contracts	78,000	171,000	134,000	47,000
Interest receivable	728,920	1,622,005	1,316,374	524,766
Investments sold receivable	26,299	97,510	44,535	31,000
Variation margin receivable on financial futures contracts	10,542	22,944	17,983	6,201
Deferred offering costs	175,565	188,758	150,351	83,448
Prepaid expenses	32,052	34,072	66,112	12,707

Total assets	68,847,640	147,432,140	123,994,700	38,948,540

Accrued Liabilities
Investments purchased payable	705,990	1,433,152	1,433,011	—
Income dividends payable — Common Shares	186,207	407,479	349,924	113,571
Investment advisory fees payable	33,553	60,732	51,103	19,190
Officer’s and Directors’ fees payable	11,595	10,315	13,336	7,817
Interest expense and fees payable	817	1,919	551	407
Offering costs payable	—	—	—	9,863
Other accrued expenses payable	30,685	22,606	14,651	35,776

Total accrued liabilities	968,847	1,936,203	1,862,576	186,624

Other Liabilities
TOB trust certificates	4,775,215	13,557,137	4,634,988	3,018,979
VRDP Shares, at liquidation value of $100,000 per share[3,4]	22,100,000	40,500,000	44,400,000	11,600,000

Total other liabilities	26,875,215	54,057,137	49,034,988	14,618,979

Total liabilities	27,844,062	55,993,340	50,897,564	14,805,603

Net Assets Applicable to Common Shareholders	$41,003,578	$91,438,800	$73,097,136	$24,142,937

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$39,746,674	$92,440,865	$70,850,109	$22,650,857
Undistributed net investment income	700,981	785,860	1,257,930	264,407
Accumulated net realized loss	(1,785,987)	(6,737,047)	(3,652,705)	(863,007)
Net unrealized appreciation/depreciation	2,341,910	4,949,122	4,641,802	2,090,680

Net Assets Applicable to Common Shareholders	$41,003,578	$91,438,800	$73,097,136	$24,142,937

Net asset value, per Common Share	$14.64	$14.03	$14.62	$15.20

[1] Investments at cost — unaffiliated	$64,224,683	$138,275,397	$115,250,890	$35,678,875
[2] Investments at cost — affiliated	$1,218,250	$2,046,478	$2,353,173	$467,146
[3] VRDP Shares outstanding:
Par value $0.001 per share	221	405	444	116
Par value $0.010 per share	—	—	—	—
[4] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	unlimited	unlimited	unlimited	unlimited
[5] Par value per Common Share	$0.001	$0.001	$0.001	$0.001
[6] Common Shares outstanding	2,800,105	6,519,660	4,998,911	1,588,405
[7] Common Shares authorized	unlimited	unlimited	unlimited	unlimited

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Statements of Operations

Six Months Ended February 28, 2014 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock Massachusetts Tax-Exempt Trust (MHE)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Investment Income
Interest	$1,008,779	$1,107,614	$16,394,259	$1,386,235
Income — affiliated	214	—	577	—

Total income	1,008,993	1,107,614	16,394,836	1,386,235

Expenses
Investment advisory	149,001	124,208	1,971,987	184,795
Liquidity fees	—	—	799,720	—
Professional	22,900	20,445	62,558	24,356
Remarketing fees on Preferred Shares	—	—	120,799	—
Accounting services	4,938	5,254	49,692	5,854
Transfer agent	7,993	9,457	16,219	7,816
Officer and Trustees	1,751	1,264	27,716	1,932
Custodian	3,058	2,406	17,449	3,121
Printing	2,774	2,767	7,652	2,922
Registration	415	478	4,875	470
Miscellaneous	15,623	18,099	45,921	18,318

Total expenses excluding interest expense, fees and amortization of offering costs	208,453	184,378	3,124,588	249,584
Interest expense, fees and amortization of offering costs[1]	85,664	97,602	504,913	110,683

Total expenses	294,117	281,980	3,629,501	360,267
Less fees waived by Manager	(11,581)	—	(193,024)	(357)

Total expenses after fees waived	282,536	281,980	3,436,477	359,910

Net investment income	726,457	825,634	12,958,359	1,026,325

Realized and Unrealized Gain (Loss)
Net realized loss from:
Investments	(59,792)	(209,980)	(9,695,515)	(423,586)
Financial futures contracts	(18,721)	(2,588)	(501,846)	(2,832)

	(78,513)	(212,568)	(10,197,361)	(426,418)

Net change in unrealized appreciation/depreciation on:
Investments	2,341,058	2,625,532	44,006,226	3,244,266
Financial futures contracts	(6,717)	(6,493)	(120,239)	(7,165)

	2,334,341	2,619,039	43,885,987	3,237,101

Total realized and unrealized gain	2,255,828	2,406,471	33,688,626	2,810,683

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$2,982,285	$3,232,105	$46,646,985	$3,837,008

[1] Related to TOBs and/or VRDP Shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	57

Statements of Operations (concluded)

Six Months Ended February 28, 2014 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Investment Income
Interest	$1,567,156	$3,127,209	$2,791,785	$891,582
Income — affiliated	115	373	288	135

Total income	1,567,271	3,127,582	2,792,073	891,717

Expenses
Investment advisory	212,767	386,867	324,861	121,836
Liquidity fees	101,852	186,653	204,627	—
Professional	23,892	25,533	23,652	17,829
Remarketing fees on Preferred Shares	11,112	20,362	22,323	—
Accounting services	6,556	13,870	8,698	906
Transfer agent	7,982	9,600	7,686	7,664
Officer and Trustees	2,270	4,137	3,616	1,246
Custodian	3,679	5,964	5,425	2,544
Printing	3,073	3,503	3,467	2,713
Registration	4,148	4,190	1,020	325
Miscellaneous	28,712	29,869	31,007	15,498

Total expenses excluding interest expense, fees and amortization of offering costs	406,043	690,548	636,382	170,561
Interest expense, fees and amortization of offering costs	44,014	86,425	61,023	68,579

Total expenses	450,057	776,973	697,405	239,140
Less fees waived by Manager	(239)	(675)	(741)	(76)

Total expenses after fees waived	449,818	776,298	696,664	239,064

Net investment income	1,117,453	2,351,284	2,095,409	652,653

Realized and Unrealized Gain (Loss)
Net realized loss from:
Investments	(961,377)	(1,335,313)	(1,344,758)	(64,259)
Financial futures contracts	(48,696)	(103,654)	(79,700)	(20,014)

	(1,010,073)	(1,438,967)	(1,424,458)	(84,273)

Net change in unrealized appreciation/depreciation on:
Investments	4,722,563	8,831,627	7,773,169	1,982,280
Financial futures contracts	(11,419)	(24,854)	(19,480)	(6,717)

	4,711,144	8,806,773	7,753,689	1,975,563

Total realized and unrealized gain	3,701,071	7,367,806	6,329,231	1,891,290

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$4,818,524	$9,719,090	$8,424,640	$2,543,943

[1] Related to TOBs and/or VRDP Shares.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Statements of Changes in Net Assets

	BlackRock Maryland Municipal Bond Trust (BZM)		BlackRock Massachusetts Tax-Exempt Trust (MHE)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Operations
Net investment income	$726,457	$1,498,753	$825,634	$1,678,871
Net realized gain (loss)	(78,513)	60,801	(212,568)	187,502
Net change in unrealized appreciation/depreciation	2,334,341	(4,698,900)	2,619,039	(4,838,619)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	2,982,285	(3,139,346)	3,232,105	(2,972,246)

Dividends to Common Shareholders From
Net investment income	(777,877)	(1,580,308)[1]	(885,895)	(1,770,755)[1]

Capital Share Transactions
Reinvestment of common dividends	—	41,683	—	53,858

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	2,204,408	(4,677,971)	2,346,210	(4,689,143)
Beginning of period	27,642,476	32,320,447	29,162,782	33,851,925

End of period	$29,846,884	$27,642,476	$31,508,992	$29,162,782

Undistributed net investment income, end of period	$343,575	$394,995	$461,717	$521,978

[1] Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	59

Statements of Changes in Net Assets

	BlackRock MuniHoldings New York Quality Fund (MHN)		BlackRock New Jersey Municipal Bond Trust (BLJ)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Operations
Net investment income	$12,958,359	$27,057,254	$1,026,325	$2,040,093
Net realized loss	(10,197,361)	(1,942,217)	(426,418)	(189)
Net change in unrealized appreciation/depreciation	43,885,987	(74,508,341)	3,237,101	(5,918,003)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	46,646,985	(49,393,304)	3,837,008	(3,878,099)

Dividends to Common Shareholders From
Net investment income	(13,853,562)	(28,662,477)[1]	(1,039,238)	(2,046,497)[1]

Capital Share Transactions
Reinvestment of common dividends	—	1,536,366	—	37,979

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	32,793,423	(76,519,415)	2,797,770	(5,886,617)
Beginning of period	408,934,867	485,454,282	32,840,885	38,727,502

End of period	$441,728,290	$408,934,867	$35,638,655	$32,840,885

Undistributed net investment income, end of period	$4,860,186	$5,755,389	$662,373	$675,286

[1] Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Statements of Changes in Net Assets

	BlackRock New York Municipal Bond Trust (BQH)		BlackRock New York Municipal Income Quality Trust (BSE)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Operations
Net investment income	$1,117,453	$2,356,440	$2,351,284	$5,104,756
Net realized loss	(1,010,073)	(511,799)	(1,438,967)	(669,198)
Net change in unrealized appreciation/depreciation	4,711,144	(7,892,037)	8,806,773	(15,841,855)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	4,818,524	(6,047,396)	9,719,090	(11,406,297)

Dividends and Distributions to Common Shareholders From
Net investment income	(1,117,242)	(2,319,200)[1]	(2,542,667)	(5,433,780)[1]
Net realized gain	—	(627,819)[1]	—	—

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(1,117,242)	(2,947,019)	(2,542,667)	(5,433,780)

Capital Share Transactions
Reinvestment of common dividends and distributions	—	139,133	—	237,223

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	3,701,282	(8,855,282)	7,176,423	(16,602,854)
Beginning of period	37,302,296	46,157,578	84,262,377	100,865,231

End of period	$41,003,578	$37,302,296	$91,438,800	$84,262,377

Undistributed net investment income, end of period	$700,981	$700,770	$785,860	$977,243

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	61

Statements of Changes in Net Assets

	BlackRock New York Municipal Income Trust II (BFY)		BlackRock Virginia Municipal Bond Trust (BHV)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Operations
Net investment income	$2,095,409	$4,442,803	$652,653	$1,337,324
Net realized loss	(1,424,458)	(532,808)	(84,273)	(189,331)
Net change in unrealized appreciation/depreciation	7,753,689	(13,156,037)	1,975,563	(4,004,854)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	8,424,640	(9,246,042)	2,543,943	(2,856,861)

Dividends to Common Shareholders From
Net investment income	(2,099,543)	(4,425,551)[1]	(688,275)	(1,446,084)[1]

Capital Share Transactions
Reinvestment of common dividends	—	215,906	31,289	92,688

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	6,325,097	(13,455,687)	1,886,957	(4,210,257)
Beginning of period	66,772,039	80,227,726	22,255,980	26,466,237

End of period	$73,097,136	$66,772,039	$24,142,937	$22,255,980

Undistributed net investment income, end of period	$1,257,930	$1,262,064	$264,407	$300,029

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Statements of Cash Flows

Six Months Ended February 28, 2014 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock Massachusetts Tax-Exempt Trust (MHE)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$2,982,285	$3,232,105	$46,646,985	$3,837,008
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
(Increase) decrease in interest receivable	16,680	10,691	(88,873)	(8,133)
Increase in cash pledged for financial futures contracts	(47,000)	(45,000)	(830,000)	(50,000)
Decrease in variation margin receivable on financial futures contracts	(6,201)	(5,994)	(110,998)	(6,614)
Increase in prepaid expenses	(12,240)	(12,402)	(64,471)	(12,392)
Increase (decrease) in investment advisory fees payable	(1,689)	(1,779)	10,508	(2,897)
Increase (decrease) in interest expense and fees payable	(176)	(338)	(16,547)	14,052
Decrease in other accrued expenses payable	(1,387)	1,162	(34,786)	(658)
Increase (decrease) in Officer’s and Trustees’ fees payable	383	(180)	16,502	306
Net realized gain (loss) on investments	59,792	209,980	9,696,083	423,586
Net unrealized gain (loss) on investments	(2,341,058)	(2,625,532)	(44,006,226)	(3,244,266)
Amortization of premium and accretion of discount on investments	86,676	104,332	941,233	11,863
Proceeds from sales of long-term investments and principal paydowns	4,965,912	6,959,648	110,241,405	3,800,962
Purchases of long-term investments	(4,292,920)	(6,263,769)	(98,544,373)	(4,111,135)
Net proceeds from sales of short-term securities	(620,684)	1,200,000	3,353,745	386,014

Cash provided by operating activities	788,373	2,762,924	27,210,187	1,037,696

Cash Used for Financing Activities
Payments for TOB trust certificates	—	(1,839,595)	(13,188,676)	—
Cash dividends paid to Common Shareholders	(777,877)	(885,895)	(14,024,774)	(1,039,238)
Decrease in bank overdraft	(73)	—	—	—
Increase in amortization of deferred offering costs	1,578	1,725	3,263	1,542

Cash used for financing activities	(776,372)	(2,723,765)	(27,210,187)	(1,037,696)

Cash
Net increase in cash	12,001	39,159	—	—
Cash at beginning of period	—	2,033	—	—

Cash at end of period	$12,001	$41,192	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest and fees	$84,262	$96,215	$518,197	$96,631

Non-Cash Financing Activities
Capital shares issued in reinvestment of dividends	—	—	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	63

Statements of Cash Flows (concluded)

Six Months Ended February 28, 2014 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$4,818,524	$9,719,090	$8,424,640	$2,543,943
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Increase in interest receivable	(28,887)	(27,837)	(71,139)	(4,855)
Increase in cash pledged for financial futures contracts	(78,000)	(171,000)	(134,000)	(47,000)
Increase in variation margin receivable on financial futures contracts	(10,542)	(22,944)	(17,983)	(6,201)
(Increase) decrease in prepaid expense	7,788	10,921	(22,815)	(11,949)
Decrease in investment advisory fees payable	(2,714)	(6,903)	(4,758)	(1,619)
Decrease in interest expense and fees payable	(1,063)	(5,146)	(1,223)	(691)
Increase (decrease) in other accrued expenses payable	930	(11,448)	(1,905)	3,208
Increase (decrease) in Officer’s and Trustees’ fees payable	403	(44)	281	141
Net realized loss on investments	961,496	1,335,721	1,345,067	64,259
Net unrealized gain (loss) on investments	(4,722,563)	(8,831,627)	(7,773,169)	(1,982,280)
Amortization of premium and accretion of discount on investments	48,316	221,390	69,534	25,515
Proceeds from sales of long-term investments and principal paydowns	9,237,883	25,040,182	22,149,255	3,958,932
Purchases of long term investments	(9,834,276)	(22,856,418)	(21,511,908)	(3,806,235)
Net proceeds from sales of short-term securities	744,262	1,705,613	199,247	(77,157)

Cash provided by operating activities	1,141,557	6,099,550	2,649,124	658,011

Cash Used for Financing Activities
Proceeds from TOB trust certificates	20	500,000	—	69
Payments for TOB trust certificates	—	(3,996,899)	(562,527)	—
Cash dividends paid to Common Shareholders	(1,117,242)	(2,575,265)	(2,099,543)	(659,211)
Decrease in bank overdraft	—	—	—	(121)
Increase (decrease) in amortization of deferred offering costs	(24,335)	(27,386)	12,946	1,252

Cash used for financing activities	(1,141,557)	(6,099,550)	(2,649,124)	(658,011)

Cash
Net increase in cash	—	—	—	—
Cash at beginning of period	—	—	—	—

Cash at end of period	—	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest and fees	$69,412	$118,957	$49,300	$68,018

Non-Cash Financing Activities
Capital shares issued in reinvestment of dividends	—	—	—	$31,289

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Financial Highlights	BlackRock Maryland Municipal Bond Trust (BZM)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$13.33		$15.60	$14.61		$15.23	$13.81		$14.45

Net investment income[1]	0.35		0.72	0.90		0.97	1.02		0.96
Net realized and unrealized gain (loss)	1.09		(2.23)	1.05		(0.59)	1.29		(0.68)
Dividends and distributions to AMPS shareholders from:
Net investment income	—		—	(0.02)		(0.03)	(0.03)		(0.13)
Net realized gain	—		—	—		(0.00)[2]	—		(0.00)[2]

Net increase (decrease) from investment operations	1.44		(1.51)	1.93		0.35	2.28		0.15

Dividends and distributions to Common Shareholders from:
Net investment income	(0.38)		(0.76)[3]	(0.94)[3]		(0.95)[3]	(0.86)[3]		(0.79)[3]
Net realized gain	—		—	—		(0.02)[3]	—		(0.00)[2,3]

Total dividends and distributions to Common Shareholders	(0.38)		(0.76)	(0.94)		(0.97)	(0.86)		(0.79)

Net asset value, end of period	$14.39		$13.33	$15.60		$14.61	$15.23		$13.81

Market price, end of period	$13.37		$12.66	$18.43		$15.02	$15.91		$15.35

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	11.13%	[5]	(10.24)%	13.08%		2.45%	16.80%		1.52%

Based on market price	8.73%	[5]	(27.84)%	29.95%		0.83%	9.77%		3.53%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.06%	[6]	2.04%	1.66%	[7]	1.58% [7]	1.56%	[7]	1.83% [7]

Total expenses after fees waived and paid indirectly	1.98%	[6]	2.02%	1.60%	[7]	1.45% [7]	1.35%	[7]	1.50% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.38%	[6]	1.41%	1.44%	[7,9]	1.41% [7]	1.31%	[7]	1.39% [7]

Net investment income	5.10%	[6]	4.73%	5.94%	[7]	6.73% [7]	6.95%	[7]	7.62% [7]

Dividends to AMPS shareholders	—		—	0.10%		0.19%	0.21%		1.04%

Net investment income to Common Shareholders	5.10%	[6]	4.73%	5.84%		6.54%	6.74%		6.58%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$29,847		$27,642	$32,320		$30,203	$31,349		$28,310

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		$16,000	$16,000		$16,000

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$16,000		$16,000	$16,000		—	—		—

Portfolio turnover	10%		11%	30%		11%	13%		9%

Asset coverage per AMPS at $25,000 liquidation value, end of period	—		—	—		$72,192	$73,985		$69,235

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$286,543		$272,765	$302,003		—	—		—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to AMPS shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP shares, respectively.

[9]	For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs and remarketing fees was 1.40%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	65

Financial Highlights	BlackRock Massachusetts Tax-Exempt Trust (MHE)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$12.34		$14.35	$13.01		$13.52		$12.19		$12.55

Net investment income[1]	0.35		0.71	0.84		0.90		0.89		0.83
Net realized and unrealized gain (loss)	1.03		(1.97)	1.34		(0.54)		1.31		(0.43)
Dividends to AMPS shareholders from net investment income	—		—	(0.01)		(0.03)		(0.03)		(0.13)

Net increase (decrease) from investment operations	1.38		(1.26)	2.17		0.33		2.17		0.27

Dividends to Common Shareholders from net investment income	(0.38)		(0.75)[2]	(0.83)[2]		(0.84)[2]		(0.84)[2]		(0.63)[2]

Net asset value, end of period	$13.34		$12.34	$14.35		$13.01		$13.52		$12.19

Market price, end of period	$12.57		$11.91	$14.91		$13.11		$13.98		$12.00

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	11.50%	[4]	(9.27)%	17.02%		2.78%		18.40%		3.29%

Based on market price	8.86%	[4]	(15.72)%	20.66%		0.16%		24.37%		13.73%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.88%	[5]	1.77%	1.50%	[6]	1.39%	[6]	1.39%	[6]	1.54%	[6]

Total expenses after fees waived and paid indirectly	1.88%	[5]	1.77%	1.50%	[6]	1.39%	[6]	1.38%	[6]	1.54%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expenses, fees and amortization of offering costs[7]	1.23%	[5]	1.12%	1.33%	[6,8]	1.36%	[6]	1.35%	[6]	1.45%	[6]

Net investment income	5.50%	[5]	5.06%	6.07%	[6]	7.15%	[6]	6.95%	[6]	7.50%	[6]

Dividends to AMPS shareholders	—		—	0.11%		0.22%		0.24%		1.22%

Net investment income to Common Shareholders	5.50%	[5]	5.06%	5.96%		6.93%		6.71%		6.28%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$31,509		$29,163	$33,852		$30,611		$31,739		$28,575

AMPS outstanding at $50,000 liquidation preference, end of period (000)	—		—	—		$18,500		$18,500		$18,500

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$18,500		$18,500	$18,500		—		—		—

Portfolio turnover	12%		11%	17%		10%		12%		12%

Asset coverage per AMPS at $50,000 liquidation preference, end of period	—		—	—		$132,732		$135,785		$127,234

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$270,319		$257,637	$282,983		—		—		—

[1]	Based on average Common Shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Do not reflect the effect of dividends to AMPS shareholders.

[7]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[8]	For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs and remarketing fees was 1.24%.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Financial Highlights	BlackRock MuniHoldings New York Quality Fund (MHN)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$13.14		$15.64	$14.34		$15.09		$13.74		$13.92

Net investment income[1]	0.42		0.87	0.89		0.97		1.04		0.94
Net realized and unrealized gain (loss)	1.08		(2.45)	1.36		(0.73)		1.21		(0.30)
Dividends to AMPS shareholders from net investment income	—		—	—		(0.03)		(0.03)		(0.14)

Net increase (decrease) from investment operations	1.50		(1.58)	2.25		0.21		2.22		0.50

Dividends to Common Shareholders from net investment income	(0.45)		(0.92)[2]	(0.95)[2]		(0.96)[2]		(0.87)[2]		(0.68)[2]

Net asset value, end of period	$14.19		$13.14	$15.64		$14.34		$15.09		$13.74

Market price, end of period	$13.24		$12.65	$15.86		$13.90		$15.17		$12.89

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	11.81%	[4]	(10.59)%	16.15%		1.85%		16.87%		5.19%

Based on market price	8.36%	[4]	(15.12)%	21.52%		(1.80)%		25.24%		13.34%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.72%	[5]	1.75%	1.95%		1.47%	[6]	1.29%	[6]	1.55%	[6]

Total expenses after fees waived and paid indirectly	1.63%	[5]	1.67%	1.87%		1.36%	[6]	1.14%	[6]	1.35%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.39%	[5,8]	1.36% [8]	1.45%	[8]	1.18%	[6]	1.02%	[6]	1.05%	[6]

Net investment income	6.15%	[5]	5.73%	5.89%		6.98%	[6]	7.24%	[6]	7.45%	[6]

Dividends to AMPS shareholders	—		—	—		0.19%		0.23%		1.09%

Net investment income to Common Shareholders	6.15%	[5]	5.73%	5.89%		6.79%		7.01%		6.36%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$441,728		$408,935	$485,454		$443,325		$464,853		$422,983

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		—		$243,625		$243,625

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,600		$243,600	$243,600		$243,600		—		—

Portfolio turnover	12%		18%	14%		18%		10%		18%

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		—		$72,703		$67,407

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$281,333		$267,871	$299,283		$281,989		—		—

[1]	Based on average Common Shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Do not reflect the effect of dividends to AMPS shareholders.

[7]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[8]

For the six months ended February 28, 2014 and the two years ended August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering cost, liquidity and remarketing fee was 0.96%, 0.95% and 1.02%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	67

Financial Highlights	BlackRock New Jersey Municipal Bond Trust (BLJ)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$14.13		$16.67	$14.55		$15.23	$13.53		$14.16

Net investment income[1]	0.44		0.88	0.95		1.00	1.05		1.05
Net realized and unrealized gain (loss)	1.21		(2.54)	2.12		(0.68)	1.61		(0.68)
Dividends and distributions to AMPS shareholders from:
Net investment income	—		—	(0.02)		(0.03)	(0.03)		(0.14)
Net realized gain	—		—	—		(0.00)[2]	—		—

Net increase (decrease) from investment operations	1.65		(1.66)	3.05		0.29	2.63		0.23

Dividends and distributions to Common Shareholders from:
Net investment income	(0.45)		(0.88)[3]	(0.93)[3]		(0.94)[3]	(0.93)[3]		(0.86)[3]
Net realized gain	—		—	—		(0.03)[3]	—		—

Total dividends and distributions to Common Shareholders	(0.45)		(0.88)	(0.93)		(0.97)	(0.93)		(0.86)

Net asset value, end of period	$15.33		$14.13	$16.67		$14.55	$15.23		$13.53

Market price, end of period	$13.89		$13.54	$16.66		$13.60	$15.63		$13.59

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	12.12%	[5]	(10.43)%	21.52%		2.46%	20.04%		2.50%

Based on market price	6.02%	[5]	(14.12)%	29.94%		(6.68)%	22.65%		(1.23)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.13%	[6]	2.10%	1.65%	[7]	1.57% [7]	1.54%	[7]	1.72%	[7]

Total expenses after fees waived and paid indirectly	2.13%	[6]	2.10%	1.59%	[7]	1.43% [7]	1.32%	[7]	1.36%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.47%	[6]	1.45%	1.41%	[7,9]	1.41% [7]	1.31%	[7]	1.34%	[7]

Net investment income	6.07%	[6]	5.39%	6.01%	[7]	7.08% [7]	7.32%	[7]	8.55%	[7]

Dividends to AMPS shareholders	—		—	0.11%		0.20%	0.24%		1.14%

Net investment income to Common Shareholders	6.07%	[6]	5.39%	5.90%		6.88%	7.08%		7.41%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$35,639		$32,841	$38,728		$33,753	$35,277		$31,239

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		$18,775	$18,775		$18,775

VRDP Shares outstanding at $100,000 liquidation value, end period (000)	$18,700		$18,700	$18,700		—	—		—

Portfolio turnover	7%		8%	25%		19%	18%		28%

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		$69,944	$71,974		$66,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$290,581		$275,620	$307,099		—	—		—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to AMPS shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]	For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs and remarketing fees was 1.34%.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Financial Highlights	BlackRock New York Municipal Bond Trust (BQH)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$13.32		$16.53	$14.89		$15.65	$14.56	$14.71

Net investment income[1]	0.40		0.84	0.87		1.04	1.07	1.08
Net realized and unrealized gain (loss)	1.32		(3.00)	1.73		(0.78)	1.09	(0.24)
Dividends and distributions to AMPS shareholders from:
Net investment income	—		—	(0.00)[2]		(0.03)	(0.03)	(0.14)
Net realized gain	—		—	—		(0.00)[2]	(0.01)	(0.00)[2]

Net increase (decrease) from investment operations	1.72		(2.16)	2.60		0.23	2.12	0.70

Dividends and distributions to Common Shareholders from:
Net investment income	(0.40)		(0.83)[3]	(0.96)[3]		(0.99)[3]	(0.94)[3]	(0.85)[3]
Net realized gain	—		(0.22)[3]	—		(0.00)[2,3]	(0.09)[3]	(0.00)[2,3]

Total dividends and distributions	(0.40)		(1.05)	(0.96)		(0.99)	(1.03)	(0.85)

Net asset value, end of period	$14.64		$13.32	$16.53		$14.89	$15.65	$14.56

Market price, end of period	$13.22		$12.45	$16.56		$14.83	$15.79	$14.32

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	13.35%	[5]	(13.83)%	17.99%		1.81%	15.18%	5.97%

Based on market price	9.51%	[5]	(19.61)%	18.68%		0.50%	18.15%	4.87%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.32%	[6]	2.26%	2.26%	[7]	1.50% [7]	1.49% [7]	1.61% [7]

Total expenses after fees waived and paid indirectly	2.32%	[6]	2.26%	2.20%	[7]	1.37% [7]	1.27% [7]	1.30% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	2.09%	[6,9]	1.96% [9]	1.90%	[7,9]	1.36% [7]	1.24% [7]	1.25% [7]

Net investment income	5.76%	[6]	5.26%	5.52%	[7]	7.12% [7]	7.07% [7]	8.06% [7]

Dividends to AMPS shareholders	—		—	0.02%		0.19%	0.19%	1.01%

Net investment income to Common Shareholders	5.76%	[6]	5.26%	5.50%		6.93%	6.88%	7.05%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$41,004		$37,302	$46,158		$41,399	$43,409	$40,204

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		$22,125	$22,125	$22,125

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$22,100		$21,000	$22,100		—	—	—

Portfolio turnover	13%		18%	45%		14%	22%	30%

Asset coverage per AMPS at $25,000, liquidation preference, end of period	—		—	—		$71,778	$74,052	$70,431

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$285,537		$268,789	$308,858		—	—	—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to AMPS shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]

For the period ended February 28, 2014 and years ended August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.51 % and 1.47% and 1.45%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	69

Financial Highlights	BlackRock New York Municipal Income Quality Trust (BSE)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$12.92		$15.51	$14.25		$14.90		$13.61		$13.95

Net investment income[1]	0.36		0.78	0.81		0.90		0.91		0.88
Net realized and unrealized gain (loss)	1.14		(2.54)	1.31		(0.67)		1.23		(0.39)
Dividends to AMPS shareholders from net investment income	—		—	(0.00)[2]		(0.02)		(0.03)		(0.11)

Net increase (decrease) from investment operations	1.50		(1.76)	2.12		0.21		2.11		0.38

Dividends to Common Shareholders from net investment income	(0.39)		(0.83)[3]	(0.86)[3]		(0.86)[3]		(0.82)[3]		(0.72)[3]

Net asset value, end of period	$14.03		$12.92	$15.51		$14.25		$14.90		$13.61

Market price, end of period	$12.70		$12.05	$15.74		$13.54		$14.91		$13.15

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	12.08%	[5]	(11.80)%	15.23%		1.94%		16.04%		3.98%

Based on market price	8.78%	[5]	(18.94)%	23.07%		(3.20)%		20.18%		5.70%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.79%	[6]	1.79%	1.82%		1.28%	[7]	1.21%	[7]	1.53%	[7]

Total expenses after fees waived and paid indirectly	1.78%	[6]	1.78%	1.82%		1.26%	[7]	1.12%	[7]	1.33%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.59%	[6,9]	1.51% [9]	1.50%	[7,9]	1.17%	[7]	1.03%	[7]	1.05%	[7]

Net investment income	5.40%	[6]	5.20%	5.38%	[7]	6.50%	[7]	6.45%	[7]	7.16%	[7]

Dividends to AMPS shareholders	—		—	0.01%		0.16%		0.18%		0.88%

Net investment income to Common Shareholders	5.40%	[6]	5.20%	5.37%		6.34%		6.27%		6.28%

Supplemental Data
Net assets applicable to Common Shareholders, end of six period (000)	$91,439		$84,262	$100,865		$92,411		$96,617		$88,141

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		$40,575		$40,575		$40,575

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$40,500		$40,500	$40,500		—		—		—

Portfolio turnover	14%		25%	24%		24%		8%		23%

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		$81,938		$84,531		$79,309

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$325,775		$308,055	$349,050		—		—		—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to AMPS shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]

For the six months ended February 28, 2014 and the two years ended August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees were 1.11%, 1.09% and 1.13%, respectively.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Financial Highlights	BlackRock New York Municipal Income Trust II (BFY)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$13.36		$16.09	$14.66		$15.33		$14.03		$14.28

Net investment income[1]	0.42		0.89	0.92		1.05		1.06		1.06
Net realized and unrealized gain (loss)	1.26		(2.73)	1.50		(0.69)		1.25		(0.36)
Dividends to AMPS shareholders from net investment income	—		—	(0.00)[2]		(0.03)		(0.04)		(0.15)

Net increase (decrease) from investment operations	1.68		(1.84)	2.42		0.33		2.27		0.55

Dividends to Common Shareholders from net investment income	(0.42)		(0.89)[3]	(0.99)[3]		(1.00)[3]		(0.97)[3]		(0.80)[3]

Net asset value, end of period	$14.62		$13.36	$16.09		$14.66		$15.33		$14.03

Market price, end of period	$13.40		$12.56	$16.81		$14.38		$15.48		$14.00

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	13.02%	[5]	(12.01)%	17.00%		2.56%		16.69%		5.23%

Based on market price	10.19%	[5]	(20.82)%	24.61%		(0.37)%		18.09%		10.26%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.01%	[6]	1.97%	2.03%	[7]	1.27%	[7]	1.21%	[7]	1.33%	[7]

Total expenses after fees waived and paid indirectly	2.01%	[6]	1.97%	1.95%	[7]	1.18%	[7]	1.13%	[7]	1.16%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.83%	[6],9	1.71% [9]	1.62%	[7,9]	1.18%	[7]	1.13%	[7]	1.16%	[7]

Net investment income	6.04%	[6]	5.68%	5.96%	[7]	7.34%	[7]	7.21%	[7]	8.17%	[7]

Dividends to AMPS shareholders	—		—	0.01%		0.22%		0.25%		1.19%

Net investment income to Common Shareholders	6.04%	[6]	5.68%	5.95%		7.12%		6.96%		6.98%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$73,097		$66,772	$80,228		$72,817		$75,872		$69,315

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		$44,475		$44,475		$44,475

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$44,400		$44,400	$44,400		—		—		—

Portfolio turnover	15%		30%	25%		20%		16%		16%

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		$65,931		$67,651		$63,965

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$264,633		$250,387	$280,693		—		—		—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to AMPS shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]

For the years ended August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.14% and 1.11%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	71

Financial Highlights	BlackRock Virginia Municipal Bond Trust (BHV)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$14.03		$16.74	$15.33		$16.02	$15.05	$15.03

Net investment income[1]	0.41		0.84	0.97		1.02	1.04	1.02
Net realized and unrealized gain (loss)	1.19		(2.64)	1.45		(0.60)	1.19	0.20
Dividends and distributions to AMPS shareholders from:
Net investment income	—		—	(0.02)		(0.03)	(0.02)	(0.10)
Net realized gain	—		—	—		(0.00)[2]	(0.01)	(0.05)

Net increase (decrease) from investment operations	1.60		(1.80)	2.40		0.39	2.20	1.07

Dividends and distributions to Common Shareholders from:
Net investment income	(0.43)		(0.91)[3]	(0.99)[3]		(1.00)[3]	(0.96)[3]	(0.89)[3]
Net realized gain	—		—	—		(0.08)[3]	(0.27)[3]	(0.16)[3]

Total dividends and distributions to Common Shareholders	(0.43)		(0.91)	(0.99)		(1.08)	(1.23)	(1.05)

Net asset value, end of period	$15.20		$14.03	$16.74		$15.33	$16.02	$15.05

Market price, end of period	$15.94		$14.91	$19.58		$17.77	$18.77	$17.50

Total Investment Return Applicable to Common Shareholders[4]
Based on net asset value	11.56%	[5]	(11.96)%	15.19%		1.98%	14.15%	6.94%

Based on market price	10.09%	[5]	(20.01)%	16.23%		0.89%	15.02%	(4.16)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.08%	[6]	2.18%	1.69%	[7]	1.66% [7]	1.57% [7]	1.75% [7]

Total expenses after fees waived and paid indirectly	2.08%	[6]	2.18%	1.64%	[7]	1.52% [7]	1.36% [7]	1.45% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.48%	[6]	1.58%	1.43%	[7,9]	1.44% [7]	1.31% [7]	1.37% [7]

Net investment income	5.68%	[6]	5.18%	6.03%	[7]	6.81% [7]	6.71% [7]	7.43% [7]

Dividends to AMPS shareholders	—		—	0.09%		0.17%	0.16%	0.72%

Net investment income to Common Shareholders	5.68%	[6]	5.18%	5.94%		6.64%	6.55%	6.71%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$24,143		$22,256	$26,466		$24,155	$25,141	$23,483

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		$11,675	$11,675	$11,675

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$11,600		$11,600	$11,600		—	—	—

Portfolio turnover	10%		8%	23%		12%	26%	32%

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		$76,725	$78,836	$75,286

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$308,129		$291,862	$328,157		—	—	—

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Do not reflect the effect of dividends to AMPS shareholders.

[8]

Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 3 and Note 9 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

[9]	For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering cost and remarketing fees was 1.38%.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Maryland Municipal Bond Trust (“BZM”), BlackRock Massachusetts Tax-Exempt Trust (“MHE”), BlackRock MuniHoldings New York Quality Fund, Inc. (“MHN”), BlackRock New Jersey Municipal Bond Trust (“BLJ”), BlackRock New York Municipal Bond Trust (“BQH”), BlackRock New York Municipal Income Quality Trust (“BSE”), BlackRock New York Municipal Income Trust II (“BFY”), and BlackRock Virginia Municipal Bond Trust (“BHV”) (collectively the “Bond Trusts”), and (all, collectively the “Trusts”) are registered under the 1940 Act, as non-diversified, closed-end management investment companies. The Trusts are organized as Delaware statutory trusts except MHN and MHE, which are organized as a Maryland corporation and a Massachusetts business trust, respectively. The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as the “Trustees”. The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

2. Significant Accounting Policies:

The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trusts:

Valuation: US GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trusts for all financial instruments.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that the application of these methods of valuation results in a price for an investment, that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant, consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches, for investments where an active market does not exist including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., financial futures contracts) or certain borrowings (e.g., TOBs) that would be “senior securities” for 1940 Act purposes, the Trust may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Trust’s future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security”. Furthermore, if required by an exchange or counterparty agreement, the Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	73

Notes to Financial Statements (continued)

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains, if any, are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 9.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ US federal tax returns remains open for each of the four years ended August 31, 2013. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several trusts are pro rated among those trusts on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the Trusts are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Trusts leverage their assets through the use of TOBs. A TOB is a special purpose entity established by a third party sponsor, into which a trust, or an agent on behalf of a trust, transfers municipal bonds into a trust (“TOB Trust). Other trusts managed by the investment advisor may also contribute municipal bonds to a TOB into which a Trust has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (“TOB Trust Certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. If multiple trusts participate in the same TOB, the rights and obligations under the TOB Residual will be shared among the trusts ratably in proportion to their participation.

The TOB Residuals held by a Trust include the right of a Trust (1) to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates at par plus accrued interest upon the occurrence of certain mandatory tender events defined in the TOB agreements, and (2) to transfer, subject to a specified number of days’ prior notice, a corresponding share of the municipal bonds from the TOB to a Trust. The TOB may also be collapsed without the consent of a Trust, as the TOB Residual holder, upon the occurrence of certain termination events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond and a judgment or ruling that interest on the municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the TOB would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Trust Certificates up to par plus accrued interest owed on the TOB Trust Certificates, with the balance paid out to the TOB Residual holder. During the six months ended February 28, 2014, no TOBs in which the Trusts participated in were terminated without the consent of the Trusts.

74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

The cash received by the TOB from the sale of the TOB Trust Certificates, less transaction expenses, is paid to a Trust. The Trust typically invests the cash in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB Trusts is accounted for as a secured borrowing; therefore, the municipal bonds deposited into a TOB are presented in the Trusts’ Schedules of Investments and the TOB Trust Certificates are shown in other liabilities in the Statements of Assets and Liabilities. The carrying amount of each Trust’s payable to the holder of the TOB Trust Certificates, as reported in Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

The Trusts may invest in TOBs on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to the occurrence of the termination events described above. When a Trust invests in TOBs on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then the Trust, on a net basis, the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Trust invests in a TOB on a recourse basis, the Trust will typically enter into a reimbursement agreement with the Liquidity Provider where the Trust is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a Trust investing in a recourse TOB will bear the risk of loss with respect to any Liquidation Shortfall. If multiple trusts participate in any such TOB, these losses will be shared ratably, including the maximum potential amounts owed by the Trusts at February 28, 2014, in proportion to their participation. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by the Trusts at February 28, 2014.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At February 28, 2014, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB Trust Certificates and the range of interest rates on the liability for TOB Trust Certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
BZM	$3,214,710	$1,500,000	0.08%
MHN	$101,127,164	$51,469,151	0.03% - 0.24%
BLJ	$8,034,960	$4,519,518	0.03% - 0.28%
BQH	$7,766,811	$4,775,215	0.03% - 0.24%
BSE	$24,164,350	$13,557,137	0.03% - 0.24%
BFY	$7,604,226	$4,634,988	0.03% - 0.08%
BHV	$5,421,842	$3,018,979	0.03% - 0.04%

For the six months ended February 28, 2014, the Trusts’ average TOB trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rates
BZM	$1,500,000	0.58%
MHE	$1,300,609	0.56%
MHN	$54,524,864	0.67%
BLJ	$4,519,518	0.71%
BQH	$4,775,195	0.65%
BSE	$13,553,910	0.64%
BFY	$4,768,625	0.61%
BHV	$3,018,911	0.62%

Should short-term interest rates rise, the Trusts’ investments in TOBs may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market values of municipal bonds deposited into the TOB may adversely affect the Trusts’ NAVs per share.

4. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to economically hedge their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Trusts purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited if any is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Trusts as unrealized appreciation or depreciation, and if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	75

Notes to Financial Statements (continued)

The following is a summary of the Trusts’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of February 28, 2014
Derivative Liabilities
		BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
	Statements of Assets and Liabilities Location
Interest rate contracts:
Financial futures contracts	Net unrealized depreciation[1]	$(6,717)	$(6,493)	$(120,239)	$(7,165)	$(11,419)	$(24,854)	$(19,480)	$(6,717)

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended February 28, 2014
	Net Realized Gain (Loss) From
	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Interest rate contracts:
Financial futures contracts.	$(18,721)	$(2,588)	$(501,846)	$(2,832)	$(48,696)	$(103,654)	$(79,700)	$(20,014)
	Net Change in Unrealized Appreciation/Depreciation on
	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Interest rate contracts:
Financial futures contracts	$(6,717)	$(6,493)	$(120,239)	$(7,165)	$(11,419)	$(24,854)	$(19,480)	$(6,717)

For the six months ended February 28, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Financial futures contracts:
Average number of contracts purchased	—	—	174	—	—	—	—	—
Average number of contracts sold	18	24	356	27	34	74	58	18
Average notional value of contracts purchased	—	—	$21,561,937	—	—	—	—	—
Average notional value of contracts sold	$2,184,570	$3,008,789	$44,454,375	$3,322,227	$4,188,672	$9,191,016	$7,253,398	$2,184,570

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Trust.

With exchange-traded futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee based on a percentage of each Trust’s average weekly net assets except for MHE and MHN, which are based on average daily net assets, at the following annual rates:

BZM	0.65%
MHE	0.50%
MHN	0.55%
BLJ	0.65%
BQH	0.65%
BSE	0.55%
BFY	0.55%
BHV	0.65%

76	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

Average weekly net assets and average daily net assets are the average weekly or the average daily value of each Trust’s total assets minus the sum of its accrued liabilities.

The Manager voluntarily agreed to waive a portion of the investment advisory fees with respect to BZM, at the annual rate as a percentage of the average weekly net assets of 0.05%. For the six months ended February 28, 2014, the Manager waived $11,462, which is included in fees waived by Manager in the Statements of Operations.

The Manager, for MHN, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOBs that exceed 35% of total assets minus the sum of its accrued liabilities. This amount is included in fees waived by Manager in the Statements of Operations. For the six months ended February 28, 2014, the waiver was $190,215.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended February 28, 2014, the amounts waived were as follows:

BZM	$119
MHN	$2,809
BLJ	$357
BQH	$239
BSE	$675
BFY	$741
BHV	$76

The Manager entered into sub-advisory agreements with BlackRock Investment Management LLC (“BIM”) for MHE and MHN and BlackRock Financial Management, Inc. (“BFM”) for all other Trusts. BIM and BFM are affiliates of the Manager. The Manager pays BIM and BFM for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each Trust to the Manager.

Certain officers and/or Trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Purchases and Sales:

Purchases and sales of investments excluding short-term securities for the six months ended February 28, 2014, were as follows:

	Purchases	Sales
BZM	$4,292,920	$4,930,929
MHE	$5,908,933	$6,959,648
MHN	$82,896,914	$104,584,430
BLJ	$3,717,660	$3,795,962
BQH	$8,322,236	$8,589,488
BSE	$19,784,514	$23,384,989
BFY	$17,651,348	$19,057,695
BHV	$3,806,235	$3,989,932

7. Income Tax Information:

As of August 31, 2013, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BZM	MHE	MHN	BLJ	BSE	BFY	BHV
2014	—	—	$1,097,743	—	—	—	—
2015	—	$35,869	2,782,666	—	—	$9,638	—
2016	—	285,683	710,089	—	—	383,137	—
2017	—	375,230	4,069,997	—	$1,583,452	254,346	—
2018	—	32,672	3,861,956	—	1,544,362	357,549	—
2019	$40,297	74	673,531	—	—	255,001	$51,866
No expiration date[1]	—	143,655	6,174,556	$82,546	781,448	—	542,203

Total	$40,297	$873,183	$19,370,538	$82,546	$3,909,262	$1,259,671	$594,069

[1]	Must be utilized prior to losses subject to expiration.

As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Tax cost	$44,943,004	$47,175,382	$657,374,426	$51,333,413	$60,712,093	$127,070,358	$113,001,537	$33,036,412

Gross unrealized appreciation	$1,137,078	$2,388,927	$29,941,623	$3,442,649	$3,301,524	$5,986,433	$6,153,576	$2,527,745
Gross unrealized depreciation	(720,256)	(180,485)	(5,689,743)	(748,506)	(992,570)	(1,318,077)	(1,524,756)	(339,718)

Net unrealized appreciation	$416,822	$2,208,442	$24,251,880	$2,694,143	$2,308,954	$4,668,356	$4,628,820	$2,188,027

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	77

Notes to Financial Statements (continued)

8. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states or US territories.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments.

The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

The Trusts invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

As of February 28, 2014, BZM and MHE invested a significant portion of their assets in securities in the education sector. MHN invested a significant portion of its assets in securities in the county/city/special district/school district and transportation sectors, BLJ invested a significant portion of its assets in securities in the state and transportation sectors, BQH invested a significant portion of its assets in securities in the county/city/special district/school district and education sectors, BSE invested a significant portion of its assets in securities in the county/city/special district/school district and education sectors, BFY invested a significant portion of its assets in securities in the county/city/special district/school district sector, and BHV invested a significant portion of its assets in securities in the health sector. Changes in economic conditions affecting the county/city/special district/school district, education, health, state and transportation sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.

On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds, as defined in the rules.” Banking entities subject to the rules are required to fully comply by July 21, 2015. These rules may preclude banking entities and their affiliates from (i) sponsoring TOB trust programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing TOB trust programs. As a result, TOB trusts may need to be restructured or unwound. There can be no assurances that TOB trusts can be restructured, that new sponsors of TOB trusts will develop, or that alternative forms of leverage will be available to the Trusts. Any alternative forms of leverage may be more or less advantageous to the Trusts than existing TOB leverage.

TOB transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Trusts. The ultimate impact of these rules on the TOB market and the overall municipal market is not yet certain.

9. Capital Share Transactions:

Each Trust, except for MHN, is authorized to issue an unlimited number of shares (200 million shares for MHN), all of which were initially classified as Common Shares. The par value for each Trusts’ Common Shares and Preferred Shares, except for MHE and MHN, is $0.001 per share ($0.01 for MHE and $0.10 for MHN). The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares, including AMPs, without approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
BZM	—	2,555
MHE	—	3,680
MHN	—	98,145
BLJ	—	2,232
BQH	—	8,420
BSE	—	15,168
BFY	—	13,314
BHV	2,158	4,872

78	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

Preferred Shares

Each Trust’s Preferred Shares rank prior to the Trust’s Common Shares as to the payment of dividends by the Trust and distribution of assets upon dissolution or liquidation of the Trust. The 1940 Act prohibits the declaration of any dividend on the Trusts’ Common Shares or the repurchase of the Trusts’ Common Shares if the Trust fails to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instrument, the Trusts are restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if the Trusts fail to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares governing instrument or comply with the basic maintenance amount requirement of the rating agencies then rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Trust. In addition, the 1940 Act requires that along with the approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change the Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

The Trusts have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and include a liquidity feature, pursuant to a liquidity agreement, that allows the holders of VRDP Shares to have their shares purchased by the liquidity provider in the event of a failed remarketing. The Trusts are required to redeem the VRDP Shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Upon the occurrence of the first unsuccessful remarketing, the Trusts are required to segregate liquid assets to fund the redemption. The VRDP Shares are subject to certain restrictions on transfer.

The VRDP Shares outstanding as of February 28, 2014 were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BZM	6/14/12	160	$16,000,000	7/01/42
MHE	6/14/12	185	$18,500,000	7/01/42
MHN	6/30/11	2,436	$243,600,000	7/01/41
BLJ	6/14/12	187	$18,700,000	7/01/42
BQH	9/15/11	221	$22,100,000	10/01/41
BSE	9/15/11	405	$40,500,000	10/01/41
BFY	9/15/11	444	$44,400,000	10/01/41
BHV	6/14/12	116	$11,600,000	7/01/42

The Trusts entered into a fee agreement with the liquidity provider that required a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The initial fee agreement between BQH, BSE and BFY and the liquidity provider was for a 364 day term and was scheduled to expire on September 15, 2012 and subsequently extended until March 15, 2013. On November 29, 2012, BQH, BSE and BFY entered into a new fee agreement with an alternate liquidity provider. The new fee agreement is for a 2 year term and is scheduled to expire on December 4, 2014, unless renewed or terminated in advance. The change in liquidity provider resulted in a mandatory tender of BQH, BSE and BFY’s VRDP Shares on November 28, 2012 which were successfully remarketed by the remarketing agent. The fee agreement between MHN and its liquidity provider was renewed for a 364 day term and is scheduled to expire on June 25, 2014 unless renewed or terminated in advance. The fee agreement between BZM, MHE, BLJ and BHV and their liquidity provider is for an approximately 3 year term and is scheduled to expire on July 9, 2015 unless renewed or terminated in advance.

In the event the fee agreements are not renewed or is terminated in advance, and the Trusts do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The Trusts are required to redeem any VRDP Shares purchased by the liquidity provider six months after the purchase date. Immediately after the purchase of any VRDP Shares by the liquidity provider, the Trusts are required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. There is no assurance the Trusts will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Each Trust is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each Trust is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, Trusts are required to redeem certain of its outstanding VRDP Shares if it fails to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may be redeemed, in whole or in part, at any time at the option of the Trusts. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends. In the event of an optional redemption of the VRDP Shares prior to the initial termination date of the fee agreement, the Trusts must pay the respective liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to the initial termination date.

Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	79

Notes to Financial Statements (continued)

the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares of MHN, BQH, BSE and BFY were assigned a long-term rating of Aaa from Moody’s. The VRDP Shares of BZM, MHE, BLJ and BHV were assigned an initial long-term rating of Aa2 by Moody’s under the new methodology. In May 2012, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of February 28, 2014, the VRDP Shares were assigned a long term rating of Aa2 for BZM, MHN, BLJ, BQH, BSE, BFY and BHV and Aa3 for MHE from Moody’s under its new rating methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly related based upon either short-term rating. As of February 28, 2014, the short-term ratings of the liquidity provider and the VRDP Shares for BQH, BSE and BFY were P1, F1 and A1 and for MHN were P1, F1 and A1 as rated by Moody’s, Fitch and S&P respectively, which is within the two highest rating categories. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories. No short-term ratings on the VRDP Shares of BZM, MHE, BLJ and BHV were assigned by Moody’s, Fitch and S&P at issuance, but will be assigned upon termination of the special late period when the VRDP Shares revert to remarketable securities.

For financial reporting purposes, the VRDP Shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

The Trusts that are not in a special rate period may incur remarketing fees of 0.10% on the aggregate principal amount of all the VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations.

The annualized dividend rates for the VRDP Shares for the six months ended February 28, 2014 were as follows:

Rate
BZM	1.01%
MHE	1.01%
MHN	0.26%
BLJ	1.01%
BQH	0.15%
BSE	0.15%
BFY	0.15%
BHV	1.01%

Upon issuance of the VRDP Shares on June 14, 2012, BZM, MHE, BLJ and BHV announced a special rate period for an approximate three-year term ending June 24, 2015 with respect to VRDP Shares. The liquidity and fee agreements remain in effect for the duration of the special rate period; however, the VRDP Shares will not be remarketed or subject to optional or mandatory tender events during such time. During the special rate period, BZM, MHE, BLJ and BHV are required to maintain the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares. During the three-year term of the special rate period, BZM, MHE, BLJ and BHV will not pay any liquidity and remarketing fees and instead will pay dividends monthly based on the sum of (Securities Industry and Financial Markets Association) Municipal Swap Index and a percentage per annum based on the long-term ratings assigned to VRDP Shares.

If BZM, MHE, BLJ or BHV redeems the VRDP Shares on a date that is one year or more before the end of the special rate period and the VRDP Shares are rated above A1/A by Moody’s and Fitch respectively, then such redemption is subject to a redemption premium payable to the holders of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. After June 24, 2015 the holder of the VRDP Shares and BZM, MHE, BLJ and BHV may mutually agree to extend the special rate period. If the rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors. No short-term ratings were assigned by Moody’s, Fitch and/or S&P at issuance but will be assigned upon termination of the special rate period when the VRDP Shares revert to remarketable securities.

VRDP Shares issued and outstanding remained constant for the six months ended February 28, 2014.

On February 28, 2014, the Board of MHN authorized MHN to designate an approximate three-year period (the “special rate period”), during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The VRDP Shares will remain subject to mandatory redemption by the Trusts on the VRDP Shares’ maturity date. The special rate period commenced on April 17, 2014.

The liquidity and fee agreements remain in effect for the duration of the special rate period and the VRDP Shares are still subject to mandatory

80	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (concluded)

redemption by the VRDP Trusts on maturity date. The VRDP Shares will not be remarketed or subject to optional or mandatory tender events during such time. During the special rate period, MHN is required to maintain the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares. MHN will pay liquidity and remarketing fees during the special rate period and will also pay dividends monthly based on the sum of SIFMA Municipal Swap Index and a percentage per annum based on the long-term ratings assigned to the VRDP Shares. The short-term ratings were withdrawn by Moody’s, Fitch and/or S&P. Short-term ratings may be re-assigned upon the termination of the special rate period when the VRDP Shares revert back to remarketable securities.

If MHN redeems the VRDP Shares on a date that is one year or more before the end of the special rate period and the VRDP Shares are rated above A1/A+ by Moody’s, Fitch and S&P, then such redemption is subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. After April 19, 2017, the holder of the VRDP Shares and MHN may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors.

Offering Costs: The Trusts incurred costs in connection with the issuance of VRDP Shares which were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which are amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Trust paid a net investment income dividend on April 1, 2014 to Common Shareholders of record on March 14, 2014 as follows:

Common Dividend Per Share
BZM	$0.0595
MHE	$0.0625
MHN	$0.0710
BLJ	$0.0745
BQH	$0.0665
BSE	$0.0625
BFY	$0.0700
BHV	$0.0715

Additionally, the Trusts declared a net investment income dividend on April 1, 2014 payable to Common Shareholders of record on April 15, 2014 for the same amounts noted above.

The dividends declared on VRDP Shares for the period March 1, 2014 to March 31, 2014 were as follows:

	Series	Dividends Declared
BZM	W-7	$12,708
MHE	W-7	$14,694
MHN	W-7	$48,053
BLJ	W-7	$14,852
BQH	W-7	$2,277
BSE	W-7	$4,172
BFY	W-7	$4,574
BHV	W-7	$9,213

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	81

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee

Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Trustee

Paul. L. Audet, Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Kathleen F. Feldstein, Trustee

James T. Flynn, Trustee and Member of the Audit Committee

Henry Gabbay, Trustee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Robert W. Crothers, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Janey Ahn, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock Financial Management, Inc.1

New York, NY 10055

BlackRock Investment Management, LLC2

Princeton, NJ 08540

Custodians

State Street Bank and Trust Company3

Boston, MA 02110

The Bank of New York Mellon4

New York, NY 10286

Transfer Agent

Common Shares

Computershare Trust Company, N.A.

Canton, MA 02021

VRDP Tender and Paying Agent

The Bank of New York Mellon

New York, NY 10289

VRDP Liquidity Providers

Bank of America, N.A.4

New York, NY 10036

Citibank, N.A.5

New York, NY 10179

Barclays Bank PLC.6

New York, NY 10019

VRDP Remarketing Agents

Merrill Lynch, Pierce, Fenner & Smith Incorporated4

New York, NY 10036

Citigroup Global Markets, Inc.5

New York, NY 10179

Barclays Capital, Inc.6

New York, NY 10019

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

New York, NY 10036

Address of the Trusts

100 Bellevue Parkway

Wilmington, DE 19809

[1]	For all Trusts except MHE and MHN.

[2]	For MHE and MHN.

[3]	For all Trusts except MHN.

[4]	For MHN.

[5]	For BZM, MHE, BLJ and BHV.

[6]	For BQH, BSE and BFY.

82	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Additional Information

Regulation Regarding Derivatives

Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subjects registered investment companies and advisers to registered investment companies to regulation by the CFTC if a fund invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or if a fund markets itself as providing investment exposure to such instruments. To the extent a Trust uses CFTC-regulated futures, options and swaps, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BlackRock Advisors, LLC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BlackRock Advisors, LLC is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect to each Trust.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	83

Additional Information (continued)

General Information (concluded)

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

Shelf Offering Program

From time-to-time, each Trust may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, a Trust may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Trust’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow a Trust to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market. The Trusts have not filed a registration statement with respect to any Shelf Offerings. This report is not an offer to sell Trust Common Shares and is not a solicitation of an offer to buy Trust Common Shares. If a Trust files a registration statement with respect to any Shelf Offering, the prospectus contained therein will contain more complete information about the Trust and should be read carefully before investing.

84	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	85

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-STMUNI-8-2/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Massachusetts Tax-Exempt Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date: May 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date: May 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Massachusetts Tax-Exempt Trust

Date: May 1, 2014

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